UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.9%
Equity Fund–99.9%
Deutsche X-trackers MSCI Germany Hedged Equity ETF(a)	38,043	$1,091,834
Deutsche X-trackers MSCI Japan Hedged Equity ETF	28,878	1,187,175
First Trust Large Cap Core AlphaDEX Fund(a)	55,256	2,574,929
iShares Core S&P 500 ETF	12,238	2,543,424
iShares MSCI China ETF(a)	24,643	1,343,044
iShares MSCI Indonesia ETF(a)	37,859	1,050,587
iShares MSCI Israel Capped ETF(a)	21,706	1,095,502
iShares MSCI Sweden ETF(a)	33,853	1,133,398
iShares MSCI Taiwan ETF(a)	65,376	1,029,018
Total Exchange Traded Funds (Cost $12,650,118)		13,048,911

MONEY MARKET FUND–0.8%
Dreyfus Cash Management - Investor Class, 0.00%(b) (Cost $105,602)	105,602	105,602
Total Investments–100.7% (Cost $12,755,720)		13,154,513
Liabilities in Excess of Other Assets–(0.7)%		(86,117)
Net Assets–100.0%		$13,068,396

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for swap contracts. The aggregate market value of the collateral posted was $6,456,256 which includes cash in the amount of $42,856 as of March 31, 2015.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	99.9%
Money Market Fund	0.8
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Total Return Swaps contracts outstanding as of March 31, 2015:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Austria Capped ETF	(44,926)	(3.46)%	6/09/2015	$(717,918)	$(710,141)	$7,777
iShares MSCI Brazil Capped Fund	(41,583)	(0.96)	6/09/2015	(1,383,051)	(1,305,349)	77,702
iShares MSCI Italy Capped ETF	(48,699)	(2.97)	6/09/2015	(711,979)	(722,155)	(10,176)
iShares MSCI Malaysia ETF	(109,436)	(0.83)	6/09/2015	(1,435,036)	(1,455,166)	(20,130)
iShares MSCI Mexico Capped ETF	(12,493)	(0.99)	6/09/2015	(710,379)	(724,525)	(14,146)
iShares MSCI United Kingdom ETF	(37,847)	(0.61)	6/09/2015	(673,726)	(681,798)	(8,072)
MSCI Daily TR Net Emerging Markets Chile USD	(2,198)	(0.39)	3/15/2017	(722,767)	(752,114)	(29,347)
Net Unrealized Appreciation						$3,608

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS-99.3%
Agriculture–1.9%
Philip Morris International, Inc.	3,415	$257,252
Banks–2.6%
Banco de Chile (Chile)(a)(b)	5,435	364,471
Chemicals–2.9%
Braskem SA (Brazil)(a)(b)	57,352	398,023
Commercial Services–2.2%
Macquarie Infrastructure Co. LLC	3,647	300,112
Electric–8.9%
Brookfield Infrastructure Partners LP	7,665	349,064
CPFL Energia SA (Brazil)(a)(b)	41,788	531,543
Huaneng Power International, Inc. (China)(b)	7,397	355,648
Total Electric		1,236,255
Engineering & Construction–3.5%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(b)	7,486	490,632
Investment Companies–2.3%
Prospect Capital Corp.	37,863	319,942
Iron/Steel–1.9%
Vale SA (Brazil)(a)(b)	47,625	269,081
Lodging–2.0%
Las Vegas Sands Corp.	4,968	273,439
Mining–1.6%
Freeport-McMoRan, Inc.	11,891	225,334
Oil & Gas–11.0%
Ecopetrol SA (Colombia)(a)(b)	34,502	525,121
LinnCo LLC(a)	30,918	295,885
Noble Corp. PLC (United Kingdom)(a)	22,152	316,331
Sasol Ltd. (South Africa)(b)	11,462	390,166
Total Oil & Gas		1,527,503
Pipelines–12.9%
Energy Transfer Partners LP	6,774	377,651
EnLink Midstream Partners LP	11,785	291,561

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Pipelines (continued)
MarkWest Energy Partners LP	4,985	$329,509
ONEOK Partners LP(a)	10,143	414,239
Williams Partners LP	7,576	372,891
Total Pipelines		1,785,851
Private Equity–6.1%
Apollo Global Management LLC, Class A(a)	9,256	199,930
Carlyle Group LP (The)	6,941	188,101
KKR & Co. LP	20,153	459,690
Total Private Equity		847,721
Real Estate Investment Trusts–14.8%
Digital Realty Trust, Inc.	4,372	288,377
Geo Group, Inc. (The)	7,517	328,794
Iron Mountain, Inc.	7,976	290,964
Lamar Advertising Co., Class A	4,524	268,137
NorthStar Realty Finance Corp.	25,261	457,730
Senior Housing Properties Trust	18,226	404,435
Total Real Estate Investment Trusts		2,038,437
Telecommunications–21.6%
AT&T, Inc.	9,235	301,523
BCE, Inc. (Canada)	7,990	338,456
CenturyLink, Inc.	8,914	307,979
Frontier Communications Corp.	39,952	281,662
NTT DOCOMO, Inc. (Japan)(b)	18,428	321,200
Telefonica Brasil SA (Brazil)(a)(b)	25,656	392,280
Tim Participacoes SA (Brazil)(b)	26,083	432,455
Verizon Communications, Inc.	5,104	248,208
Windstream Holdings, Inc.	46,345	342,953
Total Telecommunications		2,966,716
Water–3.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(a)(b)	78,518	425,568
Total Common Stocks (Cost $14,826,347)		13,726,337

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

	Shares/
Investments	Principal	Value
MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Fund, 0.09%(c) (Cost $57,363)	57,363	$57,363
REPURCHASE AGREEMENTS–23.7%(d)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $492,451, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $502,298)	$492,449	492,449
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $764,121, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $779,399)	764,117	764,117
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $764,119, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $779,401)	764,117	764,117
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $498,189, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $508,151)	498,187	498,187
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $764,120, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $779,399)	764,117	764,117
Total Repurchase Agreements (Cost $3,282,987)		3,282,987

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Value
Total Investments–123.4% (Cost $18,166,697)	$17,066,687
Liabilities in Excess of Other Assets–(23.4)%	(3,241,491)
Net Assets–100.0%	$13,825,196

PLC - Public Limited Company

LP – Limited Partnership

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,188,981; the aggregate market value of the collateral held by the fund is $3,282,987.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	1.9%
Banks	2.6
Chemicals	2.9
Commercial Services	2.2
Electric	8.9
Engineering & Construction	3.5
Investment Companies	2.3
Iron/Steel	1.9
Lodging	2.0
Mining	1.6
Oil & Gas	11.0
Pipelines	12.9
Private Equity	6.1
Real Estate Investment Trusts	14.8
Telecommunications	21.6
Water	3.1
Money Market Fund	0.4
Repurchase Agreements	23.7
Total Investments	123.4
Liabilities in Excess of Other Assets	(23.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES EQUITYPRO ETF

Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS-92.7%
Equity Fund–92.7%
Consumer Discretionary Select Sector SPDR Fund	23,327	$1,752,558
Consumer Staples Select Sector SPDR Fund	56,886	2,772,624
Energy Select Sector SPDR Fund	20,850	1,617,543
Financial Select Sector SPDR Fund	74,604	1,798,702
Health Care Select Sector SPDR Fund	23,520	1,705,200
Industrial Select Sector SPDR Fund(a)	29,733	1,658,209
iShares MSCI EAFE ETF	95,205	6,109,304
Materials Select Sector SPDR Fund	34,538	1,684,764
SPDR S&P World ex-US ETF	61,739	1,742,892
Technology Select Sector SPDR Fund	43,749	1,812,959
Utilities Select Sector SPDR Fund	11,124	494,239
Vanguard Total International Stock ETF	34,671	1,745,685
Total Exchange Traded Funds (Cost $25,420,955)		24,894,679

MONEY MARKET FUND–7.4%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $1,984,713)	1,984,713	1,984,713
REPURCHASE AGREEMENTS–6.3%(c)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $253,267, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $258,331)	$253,266	253,266
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $392,987, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $400,845)	392,985	392,985
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $392,986, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $400,846)	392,985	392,985

See accompanying Notes to Schedules of Investments.

ADVISORSHARES EQUITYPRO ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $256,218, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $261,341)	$256,217	$256,217
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $392,986, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $400,845)	392,985	392,985
Total Repurchase Agreements (Cost $1,688,438)		1,688,438
Total Investments–106.4% (Cost $29,094,106)		28,567,830
Liabilities in Excess of Other Assets–(6.4)%		(1,723,934)
Net Assets–100.0%		$26,843,896

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,641,344; the aggregate market value of the collateral held by the fund is $1,688,438.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	92.7%
Money Market Fund	7.4
Repurchase Agreements	6.3
Total Investments	106.4
Liabilities in Excess of Other Assets	(6.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated)†

March 31, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–61.8%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.07%(a) (Cost $8,553,565)	8,553,565	$8,553,565
Total Investments–61.8% (Cost $8,553,565)		8,553,565
Other Assets in Excess of Liabilities–38.2%		5,288,725
Net Assets–100.0%		$13,842,290

Futures contracts outstanding as of March 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation
EURO Currency	Interactive Brokers LLC	June 2015	(105)	$(13,842,754)	$(14,114,625)	$(271,871)
Gold 100 Oz.	Interactive Brokers LLC	June 2015	122	14,554,882	14,435,040	(119,842)
						$(391,713)

Cash posted as collateral from broker for futures contracts was $2,899,804 at March 31, 2015.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.

(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

March 31, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–66.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.07%(a) (Cost $8,511,495)	8,511,495	$8,511,495
Total Investments–66.9% (Cost $8,511,495)		8,511,495
Other Assets in Excess of Liabilities–33.1%		4,202,320
Net Assets–100.0%		$12,713,815

Futures contracts outstanding as of March 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation
Gold 100 Oz.	Interactive Brokers LLC	June 2015	112	$13,363,759	$13,251,840	$(111,919)
Japanese Yen Currency	Interactive Brokers LLC	June 2015	(128)	(13,182,085)	(13,353,600)	(171,515)
						$(283,434)

Cash posted as collateral from broker for futures contracts was $2,156,058 at March 31, 2015.

†	The Consolidated Schedule from Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–61.4%
Apparel–1.4%
Hanesbrands, Inc.	900	$30,159
VF Corp.	1,081	81,410
Total Apparel		111,569

Auto Parts & Equipment–1.2%
Johnson Controls, Inc.	1,923	96,996

Banks–1.3%
Northern Trust Corp.	379	26,397
PNC Financial Services Group, Inc. (The)	559	52,122
Tompkins Financial Corp.	499	26,871
Total Banks		105,390

Beverages–0.5%
Reed's, Inc.*(a)	7,660	42,819

Biotechnology–2.5%
Amgen, Inc.	331	52,910
Illumina, Inc.*	603	111,942
Isis Pharmaceuticals, Inc.*(a)	581	36,992
Total Biotechnology		201,844

Building Materials–0.6%
Geberit AG (Switzerland)(b)	546	20,412
Masco Corp.	1,038	27,715
Total Building Materials		48,127

Chemicals–2.1%
Minerals Technologies, Inc.	370	27,047
Novozymes A/S (Denmark)(a)(b)	3,128	142,887
Total Chemicals		169,934

Commercial Services–2.5%
Automatic Data Processing, Inc.	870	74,507

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services (continued)
MasterCard, Inc., Class A	890	$76,887
Where Food Comes From, Inc.*(a)	15,971	49,989
Total Commercial Services		201,383

Computers–3.4%
Apple, Inc.	920	114,476
EMC Corp.	3,675	93,933
Hewlett-Packard Co.	663	20,659
Stratasys Ltd. (Israel)*(a)	848	44,757
Total Computers		273,825

Cosmetics/Personal Care–1.4%
Estee Lauder Cos., Inc. (The), Class A	480	39,917
Procter & Gamble Co. (The)	870	71,288
Total Cosmetics/Personal Care		111,205

Diversified Financial Services–2.6%
Ameriprise Financial, Inc.	394	51,551
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,653	30,217
MarketAxess Holdings, Inc.	912	75,604
WageWorks, Inc.*	987	52,637
Total Diversified Financial Services		210,009

Electronics–0.5%
Rogers Corp.*	293	24,087
Waters Corp.*	106	13,178
Total Electronics		37,265

Environmental Control–0.9%
Tomra Systems ASA (Norway)(b)	8,613	72,406

Food–5.1%
Boulder Brands, Inc.*	6,040	57,561
Kroger Co. (The)	1,038	79,574
Nestle SA (Switzerland)(b)	576	43,327
Sprouts Farmers Market, Inc.*	2,001	70,495

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Food (continued)
SunOpta, Inc.*	5,918	$62,849
United Natural Foods, Inc.*	854	65,792
WhiteWave Foods Co. (The)*	628	27,846
Total Food		407,444

Healthcare - Products–2.7%
Becton, Dickinson and Co.	274	39,344
Boston Scientific Corp.*	4,064	72,136
Hologic, Inc.*	2,224	73,447
Sirona Dental Systems, Inc.*	325	29,247
Total Healthcare - Products		214,174

Healthcare - Services–0.2%
Amedisys, Inc.*	504	13,497

Home Furnishings–0.7%
Dorel Industries, Inc., Class B (Canada)(a)	2,013	55,749

Household Products/Wares–0.7%
Church & Dwight Co., Inc.	651	55,608

Insurance–0.7%
Voya Financial, Inc.	1,220	52,594

Internet–1.4%
F5 Networks, Inc.*	446	51,263
Fireeye, Inc.*(a)	900	35,325
Google, Inc., Class A*	50	27,735
Total Internet		114,323

Machinery - Diversified–2.1%
Rockwell Automation, Inc.	574	66,578
Wabtec Corp.	278	26,413
Xylem, Inc.	2,031	71,126
Total Machinery - Diversified		164,117

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing–2.2%
3M Co.	155	$25,567
AptarGroup, Inc.	1,248	79,273
Illinois Tool Works, Inc.	272	26,422
Raven Industries, Inc.	2,069	42,332
Total Miscellaneous Manufacturing		173,594

Office/Business Equipment–0.3%
Xerox Corp.	1,867	23,991

Pharmaceuticals–4.7%
Cardinal Health, Inc.	795	71,765
Johnson & Johnson	565	56,839
Novartis AG (Switzerland)(b)	930	91,708
Perrigo Co. PLC (Ireland)	419	69,365
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,328	82,734
Total Pharmaceuticals		372,411

Real Estate–1.5%
CBRE Group, Inc., Class A*	753	29,149
Jones Lang LaSalle, Inc.	534	90,993
Total Real Estate		120,142

Real Estate Investment Trusts–0.1%
Vornado Realty Trust	66	7,392

Retail–5.7%
Chipotle Mexican Grill, Inc.*	78	50,742
Costco Wholesale Corp.	480	72,718
CVS Health Corp.	1,039	107,236
Kingfisher PLC (United Kingdom)(b)	2,650	29,958
Nordstrom, Inc.	660	53,011
Starbucks Corp.	550	52,085
Target Corp.	1,065	87,405
Total Retail		453,155

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors–4.7%
Broadcom Corp., Class A	744	$32,211
Cree, Inc.*(a)	1,398	49,615
Intel Corp.	693	21,670
IPG Photonics Corp.*(a)	776	71,936
NXP Semiconductors NV (Netherlands)*	726	72,862
QUALCOMM, Inc.	836	57,968
Xilinx, Inc.	1,544	65,311
Total Semiconductors		371,573

Software–2.4%
Adobe Systems, Inc.*	993	73,422
Fiserv, Inc.*	1,198	95,121
Microsoft Corp.	534	21,710
Total Software		190,253

Telecommunications–2.3%
Cisco Systems, Inc.	900	24,773
Frontier Communications Corp.	4,685	33,029
LogMeIn, Inc.*	506	28,331
Sierra Wireless, Inc. (Canada)*(a)	2,074	68,629
Telenor ASA (Norway)(a)(b)	436	26,334
Total Telecommunications		181,096

Transportation–1.6%
Canadian National Railway Co. (Canada)	684	45,739
CSX Corp.	660	21,859
FedEx Corp.	141	23,328
Union Pacific Corp.	315	34,118
Total Transportation		125,044

Water–1.4%
American States Water Co.	1,020	40,687
American Water Works Co., Inc.	750	40,658
Severn Trent PLC (United Kingdom)(b)	970	29,645
Total Water		110,990

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal/Shares	Value
Total Common Stocks (Cost $4,353,424)		$4,889,919

ASSET BACKED SECURITIES–15.1%

SBA, 4.08%, 07/25/38@	$136,925	158,868
SBA, 4.17%, 02/25/39@	184,748	213,614
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	180,027	198,407
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	141,428	156,030
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	273,792	298,209
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	166,591	175,686

Total Asset Backed Securities (Cost $1,196,702)		1,200,814

MUNICIPAL BOND–3.8%

Allegheny County Residential Finance Authority, 0.14%, 11/01/35@ (Cost $300,000)	300,000	300,000

U.S. GOVERNMENT AGENCY SECURITIES–10.5%

Federal National Mortgage Association, 3.76%, 05/01/43	340,978	371,975
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	250,000	258,035
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56	200,000	204,079

Total U.S. GOVERNMENT AGENCY SECURITIES (Cost $831,512)		834,089

MONEY MARKET FUNDS–9.1%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(c)	153,642	153,642
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.14%(c)	569,479	569,479
Total Money Market Funds (Cost $723,121)		723,121

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS—5.6%(d)
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $195,195, (collateralized by various U.S. Government Agency Obligations, 0.00% - 8.00%, 02/15/16 - 03/01/48, totaling $199,098)	$195,194	$195,194
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.28% - 7.50%, 08/18/15 - 03/20/65, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $445,194)		445,194
Total Investments–105.5% (Cost $7,849,953)		8,393,137
Liabilities in Excess of Other Assets–(5.5%)		(438,983)
Net Assets–100.0%		$7,954,154

PLC - Public Limited Company

*	Non-income producing security.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $433,865; the aggregate market value of the collateral held by the fund is $445,194.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term securities.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	1.4%
Asset Backed Securities	15.1
Auto Parts & Equipment	1.2
Banks	1.3
Beverages	0.5
Biotechnology	2.5
Building Materials	0.6
Chemicals	2.1
Commercial Services	2.5
Computers	3.4
Cosmetics/Personal Care	1.4
Diversified Financial Services	2.6
Electronics	0.5
Environmental Control	0.9
Food	5.1
Healthcare - Products	2.7
Healthcare - Services	0.2
Home Furnishings	0.7
Household Products/Wares	0.7
Insurance	0.7
Internet	1.4
Machinery - Diversified	2.1
Miscellaneous Manufacturing	2.2
Municipal Bond	3.8
Office/Business Equipment	0.3
Pharmaceuticals	4.7
Real Estate	1.5
Real Estate Investment Trusts	0.1
Retail	5.7
Semiconductors	4.7
Software	2.4
Telecommunications	2.3
Transportation	1.6
U.S. Government Agency Securities	10.5
Water	1.4
Money Market Funds	9.1
Repurchase Agreements	5.6
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS-98.6%
Advertising–0.6%
Alliance Data Systems Corp.*	287	$85,024
Interpublic Group of Cos., Inc. (The)	3,315	73,328
Omnicom Group, Inc.	345	26,903
Total Advertising		185,255

Aerospace/Defense–1.0%
Boeing Co. (The)	377	56,580
General Dynamics Corp.	248	33,661
L-3 Communications Holdings, Inc.	97	12,202
Lockheed Martin Corp.	193	39,171
Northrop Grumman Corp.	190	30,582
Raytheon Co.	313	34,195
Rockwell Collins, Inc.	615	59,379
United Technologies Corp.	315	36,918
Total Aerospace/Defense		302,688

Agriculture–0.7%
Altria Group, Inc.	420	21,008
Archer – Daniels – Midland Co.	2,768	131,204
Lorillard, Inc.	447	29,212
Philip Morris International, Inc.	201	15,141
Reynolds American, Inc.	363	25,014
Total Agriculture		221,579

Airlines–1.2%
Delta Air Lines, Inc.	3,892	174,984
Southwest Airlines Co.	4,590	203,337
Total Airlines		378,321

Apparel–1.0%
Michael Kors Holdings Ltd.*	2,432	159,904
NIKE, Inc., Class B	419	42,038
Ralph Lauren Corp.	330	43,395
Under Armour, Inc., Class A*(a)	352	28,424
VF Corp.	576	43,379
Total Apparel		317,140

Auto Manufacturers–1.4%
Ford Motor Co.	9,635	155,509
General Motors Co.	5,507	206,512

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Auto Manufacturers (continued)
PACCAR, Inc.	1,242	$78,420
Total Auto Manufacturers		440,441

Auto Parts & Equipment–2.3%
BorgWarner, Inc.	2,830	171,158
Delphi Automotive PLC (United Kingdom)	2,294	182,924
Goodyear Tire & Rubber Co. (The)	6,644	179,920
Johnson Controls, Inc.	3,171	159,945
Total Auto Parts & Equipment		693,947

Banks–5.3%
Bank of America Corp.	11,708	180,186
Bank of New York Mellon Corp. (The)	2,462	99,071
BB&T Corp.	2,213	86,285
Capital One Financial Corp.	677	53,361
Citigroup, Inc.	3,876	199,692
Comerica, Inc.	761	34,344
Fifth Third Bancorp	3,192	60,169
Goldman Sachs Group, Inc. (The)	314	59,023
Huntington Bancshares, Inc.	4,523	49,979
JPMorgan Chase & Co.	1,451	87,902
KeyCorp	2,107	29,835
M&T Bank Corp.	349	44,323
Morgan Stanley	4,882	174,239
Northern Trust Corp.	744	51,820
PNC Financial Services Group, Inc. (The)	339	31,608
Regions Financial Corp.	3,574	33,774
State Street Corp.	368	27,059
SunTrust Banks, Inc.	3,483	143,116
US Bancorp	711	31,049
Wells Fargo & Co.	807	43,901
Zions Bancorporation	3,467	93,609
Total Banks		1,614,345

Beverages–0.8%
Brown-Forman Corp., Class B	190	17,167
Coca-Cola Co. (The)	339	13,746
Coca-Cola Enterprises, Inc.	542	23,956
Constellation Brands, Inc., Class A*	457	53,108

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Dr Pepper Snapple Group, Inc.	291	$22,838
Keurig Green Mountain, Inc.	291	32,513
Molson Coors Brewing Co., Class B	188	13,997
Monster Beverage Corp.*	265	36,675
PepsiCo, Inc.	181	17,307
Total Beverages		231,307

Biotechnology–2.1%
Alexion Pharmaceuticals, Inc.*	648	112,298
Amgen, Inc.	265	42,360
Biogen, Inc.*	368	155,384
Celgene Corp.*	903	104,098
Gilead Sciences, Inc.*	1,869	183,406
Regeneron Pharmaceuticals, Inc.*	88	39,730
Total Biotechnology		637,276

Building Materials–0.4%
Masco Corp.	1,442	38,501
Vulcan Materials Co.	935	78,821
Total Building Materials		117,322

Chemicals–3.4%
Air Products & Chemicals, Inc.	233	35,248
Airgas, Inc.	302	32,045
CF Industries Holdings, Inc.	464	131,628
Dow Chemical Co. (The)	1,835	88,043
E.I. du Pont de Nemours & Co.	341	24,371
Eastman Chemical Co.	1,758	121,759
Ecolab, Inc.	473	54,102
FMC Corp.	1,231	70,475
International Flavors & Fragrances, Inc.	264	30,994
LyondellBasell Industries NV, Class A	1,905	167,259
Monsanto Co.	524	58,971
Mosaic Co. (The)	1,450	66,787
PPG Industries, Inc.	260	58,640
Praxair, Inc.	277	33,445
Sherwin-Williams Co. (The)	144	40,968
Sigma-Aldrich Corp.	99	13,687
Total Chemicals		1,028,422

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Coal–0.1%
CONSOL Energy, Inc.	614	$17,124

Commercial Services–2.5%
ADT Corp. (The)(a)	1,561	64,813
Automatic Data Processing, Inc.	256	21,924
Cintas Corp.	391	31,917
Equifax, Inc.	388	36,084
H&R Block, Inc.	1,303	41,787
MasterCard, Inc., Class A	701	60,559
McGraw Hill Financial, Inc.	588	60,799
Moody’s Corp.	484	50,239
Quanta Services, Inc.*	4,265	121,680
Robert Half International, Inc.	1,267	76,679
Total System Services, Inc.	1,684	64,245
Western Union Co. (The)	5,876	122,280
Total Commercial Services		753,006

Computers–2.9%
Accenture PLC, Class A (Ireland)	333	31,199
Apple, Inc.	1,237	153,919
Cognizant Technology Solutions Corp., Class A*	2,057	128,336
Computer Sciences Corp.	1,067	69,654
EMC Corp.	3,164	80,872
Hewlett-Packard Co.	390	12,152
International Business Machines Corp.	210	33,705
NetApp, Inc.	2,012	71,346
SanDisk Corp.	2,122	135,002
Seagate Technology PLC (Ireland)	1,183	61,551
Teradata Corp.*	993	43,831
Western Digital Corp.	684	62,251
Total Computers		883,818

Cosmetics/Personal Care–0.7%
Avon Products, Inc.	19,555	156,244
Colgate-Palmolive Co.	277	19,207
Estee Lauder Cos., Inc. (The), Class A	336	27,942
Procter & Gamble Co. (The)	205	16,798

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Total Cosmetics/Personal Care		$220,191

Distribution/Wholesale–0.8%
Fastenal Co.	1,195	49,515
Fossil Group, Inc.*	1,424	117,408
Genuine Parts Co.	226	21,061
W.W. Grainger, Inc.	197	46,455
Total Distribution/Wholesale		234,439

Diversified Financial Services–5.0%
American Express Co.	855	66,793
Ameriprise Financial, Inc.	1,252	163,812
BlackRock, Inc.	250	91,460
Charles Schwab Corp. (The)	4,906	149,339
CME Group, Inc.	371	35,137
Discover Financial Services	1,236	69,649
E*TRADE Financial Corp.*	7,168	204,682
Franklin Resources, Inc.	2,210	113,417
Intercontinental Exchange, Inc.	475	110,803
Invesco Ltd.	3,773	149,750
Legg Mason, Inc.	2,991	165,103
NASDAQ OMX Group, Inc. (The)	1,315	66,986
T. Rowe Price Group, Inc.	859	69,562
Visa, Inc., Class A	944	61,747
Total Diversified Financial Services		1,518,240

Electric–1.0%
AES Corp. (The)	1,681	21,601
Ameren Corp.	536	22,618
American Electric Power Co., Inc.	207	11,644
CMS Energy Corp.	491	17,141
Consolidated Edison, Inc.	157	9,577
Dominion Resources, Inc.	206	14,599
DTE Energy Co.	181	14,605
Duke Energy Corp.	155	11,901
Edison International	173	10,807
Entergy Corp.	120	9,299
Eversource Energy	297	15,004
NextEra Energy, Inc.	156	16,232

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Electric (continued)
Pepco Holdings, Inc.	562	$15,078
PG&E Corp.	411	21,811
Pinnacle West Capital Corp.	181	11,539
Public Service Enterprise Group, Inc.	418	17,523
SCANA Corp.	253	13,912
Southern Co. (The)	220	9,742
TECO Energy, Inc.	819	15,889
Wisconsin Energy Corp.	251	12,425
Xcel Energy, Inc.(a)	396	13,785
Total Electric		306,732

Electrical Components & Equipment–0.4%
AMETEK, Inc.	1,808	94,992
Emerson Electric Co.	688	38,955
Total Electrical Components & Equipment		133,947

Electronics–2.4%
Agilent Technologies, Inc.	749	31,121
Amphenol Corp., Class A	549	32,353
Corning, Inc.	4,949	112,243
FLIR Systems, Inc.	2,771	86,677
Garmin Ltd. (Switzerland)	381	18,105
Honeywell International, Inc.	425	44,332
PerkinElmer, Inc.	1,501	76,761
TE Connectivity Ltd. (Switzerland)	1,700	121,754
Thermo Fisher Scientific, Inc.	683	91,754
Tyco International PLC	1,827	78,671
Waters Corp.*	235	29,215
Total Electronics		722,986

Engineering & Construction–1.0%
Fluor Corp.	2,210	126,324
Jacobs Engineering Group, Inc.*	3,734	168,627
Total Engineering & Construction		294,951

Entertainment–0.3%
International Game Technology	4,913	85,535

Environmental Control–0.2%
Republic Services, Inc.	368	14,926

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Stericycle, Inc.*	210	$29,491
Waste Management, Inc.	366	19,848
Total Environmental Control		64,265

Food–1.2%
Campbell Soup Co.	275	12,801
ConAgra Foods, Inc.	944	34,484
General Mills, Inc.	375	21,225
Hershey Co. (The)	204	20,586
JM Smucker Co. (The)	198	22,915
Kellogg Co.	224	14,773
Kraft Foods Group, Inc.	297	25,873
Kroger Co. (The)	446	34,190
McCormick & Co., Inc.	264	20,357
Mondelez International, Inc., Class A	998	36,018
Safeway, Inc PDC, LLC CVR.	447	22
Safeway, Inc SCRP.	447	454
Sysco Corp.	514	19,393
Tyson Foods, Inc., Class A	1,885	72,195
Whole Foods Market, Inc.	441	22,967
Total Food		358,253

Forest Products & Paper–0.3%
International Paper Co.	1,230	68,253
MeadWestvaco Corp.	539	26,880
Total Forest Products & Paper		95,133

Gas–0.2%
AGL Resources, Inc.	239	11,866
CenterPoint Energy, Inc.	526	10,736
NiSource, Inc.	429	18,945
Sempra Energy	157	17,116
Total Gas		58,663

Hand/Machine Tools–0.3%
Snap-on, Inc.	412	60,589
Stanley Black & Decker, Inc.	444	42,340
Total Hand/Machine Tools		102,929

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products–1.3%
Baxter International, Inc.	328	$22,468
Becton Dickinson and Co.	246	35,323
Boston Scientific Corp.*	2,833	50,285
C.R. Bard, Inc.	234	39,160
DENTSPLY International, Inc.	555	28,244
Edwards Lifesciences Corp.*	187	26,640
Intuitive Surgical, Inc.*	34	17,171
Medtronic PLC	530	41,335
Patterson Cos., Inc.	507	24,737
St. Jude Medical, Inc.	618	40,417
Stryker Corp.	259	23,893
Varian Medical Systems, Inc.*	398	37,448
Zimmer Holdings, Inc.	221	25,972
Total Healthcare - Products		413,093

Healthcare - Services–1.9%
Aetna, Inc.	761	81,069
Anthem, Inc.	426	65,779
Cigna Corp.	902	116,755
DaVita HealthCare Partners, Inc.*	430	34,950
Humana, Inc.	260	46,285
Laboratory Corp. of America Holdings*	307	38,710
Quest Diagnostics, Inc.	668	51,336
Tenet Healthcare Corp.*	906	44,856
UnitedHealth Group, Inc.	748	88,481
Total Healthcare - Services		568,221

Home Builders–1.3%
D.R. Horton, Inc.	5,912	168,374
Lennar Corp., Class A	3,947	204,494
PulteGroup, Inc.	1,591	35,368
Total Home Builders		408,236

Home Furnishings–1.3%
Harman International Industries, Inc.	1,445	193,096
Leggett & Platt, Inc.	900	41,481

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Home Furnishings (continued)
Whirlpool Corp.	788	$159,223
Total Home Furnishings		393,800

Household Products/Wares–0.3%
Avery Dennison Corp.	969	51,270
Clorox Co. (The)	132	14,571
Kimberly-Clark Corp.	156	16,709
Total Household Products/Wares		82,550

Housewares–0.1%
Newell Rubbermaid, Inc.	928	36,257

Insurance–5.9%
ACE Ltd. (Switzerland)	610	68,009
Aflac, Inc.	1,303	83,405
Allstate Corp. (The)	925	65,832
American International Group, Inc.	2,493	136,591
Aon PLC	948	91,122
Assurant, Inc.	563	34,574
Berkshire Hathaway, Inc., Class B*	173	24,967
Chubb Corp. (The)	693	70,062
Genworth Financial, Inc., Class A*	22,350	163,380
Hartford Financial Services Group, Inc. (The)	3,347	139,972
Lincoln National Corp.	3,014	173,185
Marsh & McLennan Cos., Inc.	746	41,843
MetLife, Inc.	2,019	102,060
Principal Financial Group, Inc.	2,736	140,548
Progressive Corp. (The)	1,325	36,040
Prudential Financial, Inc.	1,985	159,415
Torchmark Corp.	959	52,668
Travelers Cos., Inc. (The)	693	74,934
Unum Group	3,977	134,144
Total Insurance		1,792,751

Internet–3.4%
eBay, Inc.*	1,035	59,699
Expedia, Inc.	1,072	100,907
F5 Networks, Inc.*	734	84,366
Facebook, Inc., Class A*	915	75,227

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Internet (continued)
Google, Inc., Class C*	251	$137,548
Google, Inc., Class A*	239	132,573
Netflix, Inc.*	48	20,001
Priceline Group, Inc. (The)*	150	174,623
Symantec Corp.	1,327	31,005
TripAdvisor, Inc.*	1,705	141,805
VeriSign, Inc.*(a)	1,176	78,757
Yahoo!, Inc.*	209	9,287
Total Internet		1,045,798

Iron/Steel–0.7%
Allegheny Technologies, Inc.	3,244	97,352
Nucor Corp.	554	26,332
United States Steel Corp.(a)	3,975	96,990
Total Iron/Steel		220,674

Leisure Time–0.9%
Carnival Corp. (Panama)	3,347	160,120
Harley-Davidson, Inc.	1,790	108,725
Total Leisure Time		268,845

Lodging–0.8%
Marriott International, Inc., Class A	503	40,401
Starwood Hotels & Resorts Worldwide, Inc.	262	21,877
Wyndham Worldwide Corp.	1,658	149,999
Wynn Resorts Ltd.	260	32,729
Total Lodging		245,006

Machinery - Construction & Mining–0.7%
Caterpillar, Inc.	945	75,628
Joy Global, Inc.	3,793	148,610
Total Machinery - Construction & Mining		224,238

Machinery - Diversified–1.4%
Cummins, Inc.	1,051	145,711
Deere & Co.	410	35,953
Flowserve Corp.	1,313	74,171
Rockwell Automation, Inc.	464	53,819
Roper Industries, Inc.	298	51,256
Xylem, Inc.	1,793	62,791

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Machinery - Diversified (continued)
Total Machinery - Diversified		$423,701

Media–3.8%
Cablevision Systems Corp., Class A(a)	3,276	59,951
CBS Corp., Class B	2,262	137,145
Comcast Corp., Class A	1,320	74,540
DIRECTV*	529	45,018
Discovery Communications, Inc., Class A*(a)	5,240	161,183
Gannett Co., Inc.	887	32,890
News Corp., Class A*	1,153	18,460
Nielsen N.V.	2,808	125,153
Scripps Networks Interactive, Inc., Class A	691	47,375
Time Warner Cable, Inc.	189	28,327
Time Warner, Inc.	1,280	108,083
Twenty-First Century Fox, Inc., Class A	3,012	101,926
Viacom, Inc., Class B	2,240	152,992
Walt Disney Co. (The)	697	73,108
Total Media		1,166,151

Metal Fabricate/Hardware–0.4%
Precision Castparts Corp.	579	121,590

Mining–0.7%
Alcoa, Inc.	3,317	42,856
Freeport-McMoRan, Inc.	9,632	182,526
Total Mining		225,382

Miscellaneous Manufacturing–2.8%
3M Co.	169	27,877
Danaher Corp.	750	63,675
Dover Corp.	1,582	109,348
Eaton Corp. PLC (Ireland)	1,583	107,549
General Electric Co.	1,577	39,125
Illinois Tool Works, Inc.	515	50,027
Ingersoll-Rand PLC (Ireland)	1,417	96,469
Pall Corp.	279	28,009
Parker-Hannifin Corp.	741	88,016
Pentair PLC (United Kingdom)	1,997	125,591
Textron, Inc.	2,907	128,868

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Total Miscellaneous Manufacturing		$864,554

Office/Business Equipment–0.1%
Xerox Corp.	2,839	36,481

Oil & Gas–7.0%
Anadarko Petroleum Corp.	215	17,804
Cabot Oil & Gas Corp.	3,706	109,438
Chevron Corp.	137	14,382
ConocoPhillips	184	11,456
Denbury Resources, Inc.	6,616	48,231
Devon Energy Corp.	2,136	128,822
EOG Resources, Inc.	156	14,304
EQT Corp.	1,143	94,720
Exxon Mobil Corp.	290	24,650
Marathon Petroleum Corp.	2,080	212,971
Nabors Industries Ltd.	18,708	255,364
Newfield Exploration Co.*	3,619	126,991
Noble Energy, Inc.	249	12,176
Phillips 66	2,629	206,639
Pioneer Natural Resources Co.	164	26,816
Range Resources Corp.	562	29,246
Rowan Cos. PLC, Class A (United Kingdom)	8,868	157,052
Southwestern Energy Co.*(a)	5,746	133,250
Tesoro Corp.	2,629	240,001
Valero Energy Corp.	4,110	261,479
Total Oil & Gas		2,125,792

Oil & Gas Services–2.6%
Baker Hughes, Inc.	2,431	154,563
Cameron International Corp.*	3,630	163,786
FMC Technologies, Inc.*	3,846	142,340
Halliburton Co.	3,894	170,869
National Oilwell Varco, Inc.	1,359	67,936
Schlumberger Ltd.	1,052	87,779
Total Oil & Gas Services		787,273

Packaging & Containers–0.8%
Ball Corp.	795	56,159

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Bemis Co., Inc.	471	$21,812
Owens-Illinois, Inc.*	4,530	105,640
Sealed Air Corp.	1,061	48,339
Total Packaging & Containers		231,950

Pharmaceuticals–3.4%
Abbott Laboratories	753	34,886
AbbVie, Inc.	1,859	108,826
Actavis PLC*	710	211,311
AmerisourceBergen Corp.	873	99,234
Bristol-Myers Squibb Co.	327	21,092
Cardinal Health, Inc.	407	36,740
Eli Lilly & Co.	216	15,692
Express Scripts Holding Co.*	1,135	98,484
Hospira, Inc.*	291	25,561
Johnson & Johnson	209	21,025
McKesson Corp.	504	114,005
Mead Johnson Nutrition Co.	212	21,312
Merck & Co., Inc.	311	17,876
Mylan NV*	2,195	130,274
Perrigo Co. PLC (Ireland)	399	66,054
Pfizer, Inc.	305	10,611
Total Pharmaceuticals		1,032,983

Pipelines–0.2%
Kinder Morgan, Inc.(a)	305	12,828
ONEOK, Inc.	325	15,678
Spectra Energy Corp.	314	11,357
Williams Cos., Inc. (The)	501	25,346
Total Pipelines		65,209

Real Estate–0.3%
CBRE Group, Inc., Class A*	2,137	82,723

Real Estate Investment Trust–0.6%
American Tower Corp.	309	29,093
AvalonBay Communities, Inc.	73	12,720
Equity Residential	131	10,200
General Growth Properties, Inc.	353	10,431

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trust (continued)
HCP, Inc.	208	$8,988
Host Hotels & Resorts, Inc.	967	19,514
Iron Mountain, Inc.	386	14,081
Plum Creek Timber Co., Inc.	280	12,166
Public Storage	52	10,251
Simon Property Group, Inc.	56	10,956
Ventas, Inc.	123	8,981
Vornado Realty Trust	107	11,984
Weyerhaeuser Co.	325	10,774
Total Real Estate Investment Trust		170,139

Retail–7.9%
AutoNation, Inc.*	2,406	154,778
AutoZone, Inc.*	172	117,332
Bed Bath & Beyond, Inc.*(a)	434	33,320
Best Buy Co., Inc.	3,949	149,233
CarMax, Inc.*	750	51,758
Chipotle Mexican Grill, Inc.*	43	27,973
Coach, Inc.	1,121	46,443
Costco Wholesale Corp.	154	23,330
CVS Health Corp.	612	63,165
Darden Restaurants, Inc.	654	45,348
Dollar General Corp.*	1,495	112,693
Dollar Tree, Inc.*	1,352	109,708
Family Dollar Stores, Inc.	199	15,769
GameStop Corp., Class A(a)	4,549	172,679
Gap, Inc. (The)	1,901	82,370
Home Depot, Inc. (The)	739	83,958
Kohl’s Corp.	960	75,120
L Brands, Inc.	364	34,322
Lowe’s Cos., Inc.	1,400	104,146
Macy’s, Inc.	1,486	96,456
McDonald’s Corp.	221	21,534
Nordstrom, Inc.	326	26,184
O’Reilly Automotive, Inc.*	462	99,903
PVH Corp.(a)	1,053	112,208
Ross Stores, Inc.	434	45,726

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
Starbucks Corp.	694	$65,722
Target Corp.	513	42,102
Tiffany & Co.	435	38,284
TJX Cos., Inc. (The)	601	42,100
Tractor Supply Co.	573	48,739
Urban Outfitters, Inc.*	2,868	130,924
Walgreens Boots Alliance, Inc.	757	64,103
Wal-Mart Stores, Inc.	226	18,589
Yum! Brands, Inc.	363	28,575
Total Retail		2,384,594

Savings & Loans–0.1%
People’s United Financial, Inc.	2,502	38,030

Semiconductors–3.1%
Altera Corp.	853	36,602
Analog Devices, Inc.	803	50,589
Applied Materials, Inc.	1,802	40,653
Broadcom Corp., Class A	2,576	111,528
Intel Corp.	1,143	35,742
KLA-Tencor Corp.	462	26,930
Lam Research Corp.	1,902	133,587
Linear Technology Corp.	764	35,755
Microchip Technology, Inc.(a)	1,409	68,900
Micron Technology, Inc.*	5,596	151,820
NVIDIA Corp.	4,000	83,700
QUALCOMM, Inc.	1,495	103,663
Texas Instruments, Inc.	678	38,771
Xilinx, Inc.	915	38,705
Total Semiconductors		956,945

Software–2.1%
Adobe Systems, Inc.*	327	24,178
Akamai Technologies, Inc.*	1,059	75,237
Autodesk, Inc.*	204	11,963
CA, Inc.	665	21,686
Cerner Corp.*	489	35,824
Citrix Systems, Inc.*	1,166	74,472
Dun & Bradstreet Corp. (The)	196	25,159

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc.*	2,275	$133,804
Fidelity National Information Services, Inc.	690	46,961
Fiserv, Inc.*	540	42,876
Intuit, Inc.	269	26,082
Microsoft Corp.	660	26,832
Oracle Corp.	819	35,340
Paychex, Inc.	468	23,220
Red Hat, Inc.*	335	25,376
salesforce.com, Inc.*	297	19,843
Total Software		648,853

Telecommunications–0.7%
AT&T, Inc.	518	16,913
Cisco Systems, Inc.	1,197	32,947
Juniper Networks, Inc.	4,132	93,301
Motorola Solutions, Inc.	193	12,867
Verizon Communications, Inc.	1,121	54,514
Total Telecommunications		210,542

Textiles–0.2%
Mohawk Industries, Inc.*	266	49,410

Toys/Games/Hobbies–0.5%
Hasbro, Inc.	1,618	102,323
Mattel, Inc.	2,504	57,216
Total Toys/Games/Hobbies		159,539

Transportation–1.8%
C.H. Robinson Worldwide, Inc.(a)	417	30,533
CSX Corp.	1,237	40,969
Expeditors International of Washington, Inc.	620	29,872
FedEx Corp.	486	80,409
Kansas City Southern	539	55,021
Norfolk Southern Corp.	694	71,426
Ryder System, Inc.	1,353	128,386
Union Pacific Corp.	803	86,973
United Parcel Service, Inc., Class B	338	32,766

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Transportation (continued)
Total Transportation		$556,355
Total Common Stocks (Cost $26,077,403)		30,055,920

MONEY MARKET FUND–1.5%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.03%(b) (Cost $451,745)	451,745	451,745
REPURCHASE AGREEMENTS–1.7%(c)
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $255,000)	$250,000	250,000
Morgan Stanley & Co. LLC, dated 03/31/15, due 04/01/15, 0.11%, total to be received $19,167, (collateralized by various U.S. Government Agency Obligations, 2.00%-9.00%, 11/01/15-03/01/45, totaling $19,550)	19,167	19,167
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $519,167)		519,167
Total Investments–101.8% (Cost $27,048,315)		31,026,832
Liabilities in Excess of Other Assets–(1.8)%		(553,467)
Net Assets–100.0%		$30,473,365

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $669,976; the aggregate market value of the collateral held by the fund is $686,978. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $167,811.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.6%
Aerospace/Defense	1.0
Agriculture	0.7
Airlines	1.2
Apparel	1.0
Auto Manufacturers	1.4
Auto Parts & Equipment	2.3
Banks	5.3
Beverages	0.8
Biotechnology	2.1
Building Materials	0.4
Chemicals	3.4
Coal	0.1
Commercial Services	2.5
Computers	2.9
Cosmetics/Personal Care	0.7
Distribution/Wholesale	0.8
Diversified Financial Services	5.0
Electric	1.0
Electrical Components & Equipment	0.4
Electronics	2.4
Engineering & Construction	1.0
Entertainment	0.3
Environmental Control	0.2
Food	1.2
Forest Products & Paper	0.3
Gas	0.2
Hand/Machine Tools	0.3
Healthcare - Products	1.3
Healthcare - Services	1.9
Home Builders	1.3
Home Furnishings	1.3
Household Products/Wares	0.3
Housewares	0.1
Insurance	5.9
Internet	3.4
Iron/Steel	0.7
Leisure Time	0.9
Lodging	0.8
Machinery - Construction & Mining	0.7
Machinery - Diversified	1.4
Media	3.8
Metal Fabricate/Hardware	0.4
Mining	0.7
Miscellaneous Manufacturing	2.8
Office/Business Equipment	0.1
Oil & Gas	7.0
Oil & Gas Services	2.6
Packaging & Containers	0.8
Pharmaceuticals	3.4
Pipelines	0.2
Real Estate	0.3
Real Estate Investment Trust	0.6
Retail	7.9
Savings & Loans	0.1
Semiconductors	3.1
Software	2.1
Telecommunications	0.7
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	1.8
Money Market Fund	1.5
Repurchase Agreements	1.7
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

March 31, 2015 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS-99.0%
Debt Fund–99.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,057	$3,293,108
iShares International Treasury Bond ETF	8,558	783,143
iShares Utilities Bond ETF	25,582	1,362,510
PIMCO 1 - 5 Year U.S. TIPS Index ETF	10,546	547,654
PowerShares Build America Bond Portfolio	44,154	1,340,957
PowerShares Emerging Markets Sovereign Debt Portfolio	57,859	1,644,353
PowerShares Financial Preferred Portfolio	148,987	2,771,159
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	42,652	1,097,636
PowerShares International Corporate Bond Portfolio	29,140	770,753
PowerShares National AMT-Free Municipal Bond Portfolio	53,102	1,355,694
PowerShares Senior Loan Portfolio	80,027	1,927,850
SPDR Barclays Convertible Securities ETF	41,311	1,973,013
SPDR Barclays High Yield Bond ETF	35,315	1,385,054
SPDR DB International Government Inflation-Protected Bond ETF	14,371	784,082
SPDR Nuveen S&P High Yield Municipal Bond ETF	23,421	1,348,347
Vanguard Intermediate-Term Government Bond ETF(a)	12,529	819,647
Vanguard Long-Term Government Bond ETF(a)	10,085	810,027
Vanguard Mortgage-Backed Securities ETF	35,969	1,922,183
Vanguard Short-Term Bond ETF	6,805	547,939
WisdomTree Emerging Markets Corporate Bond Fund	11,623	830,463
Total Exchange Traded Funds (Cost $26,831,610)		27,315,572

MONEY MARKET FUND–1.1%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.03%(b) (Cost $300,098)	300,098	300,098
REPURCHASE AGREEMENTS–2.3%(c)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $93,512, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $95,382)	$93,512	93,512

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $255,000)	$250,000	$250,000
Morgan Stanley & Co. LLC, dated 03/31/15, due 04/01/15, 0.12%, total to be received $29,900, (collateralized by various U.S. Government Agency Obligations, 2.00%-9.00%, 11/01/15-03/01/45, totaling $30,498)	29,900	29,900
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $623,412)		623,412
Total Investments–102.4% (Cost $27,755,120)		28,239,082
Liabilities in Excess of Other Assets–(2.4)%		(674,370)
Net Assets–100.0%		$27,564,712

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $609,605; the aggregate market value of the collateral held by the fund is $623,412.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	99.0%
Money Market Fund	1.1
Repurchase Agreements	2.3
Total Investments	102.4
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.0%
Advertising–0.1%
Publicis Groupe SA (France)(a)(b)	440	$8,479
WPP PLC (United Kingdom)(b)	8	910
Total Advertising		9,389

Aerospace/Defense–1.9%
Airbus Group NV (France)(b)	6,338	102,739
Finmeccanica SpA (Italy)*(b)	20,469	120,767
Kawasaki Heavy Industries Ltd. (Japan)(a)(b)	5,103	104,050
Safran SA (France)(b)	643	11,127
Total Aerospace/Defense		338,683

Airlines–3.0%
Cathay Pacific Airways Ltd. (Hong Kong)(b)	8,344	95,664
Deutsche Lufthansa AG (Germany)(b)	7,898	110,572
International Consolidated Airlines Group SA (United Kingdom)*(b)	3,229	144,401
Ryanair Holdings PLC (Ireland)(b)	1,760	117,515
Singapore Airlines Ltd. (Singapore)(b)	3,361	58,078
Total Airlines		526,230

Auto Manufacturers–6.9%
Bayerische Motoren Werke AG (Germany)(b)	462	19,157
Daimler AG (Germany)(b)	702	65,637
Fiat Chrysler Automobiles NV (United Kingdom)*(a)	8,128	132,568
Great Wall Motor Co., Ltd. (China)(b)	809	57,318
Honda Motor Co., Ltd. (Japan)(b)	1,906	62,441
Mazda Motor Corp. (Japan)(a)(b)	12,644	128,337
Nissan Motor Co., Ltd. (Japan)(b)	5,136	104,415
Porsche Automobil Holding SE (Germany)(b)	13,317	129,907
Renault SA (France)*(b)	8,829	158,921
Tata Motors Ltd. (India)(b)	1,618	72,907
Toyota Motor Corp. (Japan)(a)(b)	442	61,831
Volkswagen AG (Germany)(b)	1,913	98,041
Volvo AB (Sweden)(a)(b)	9,029	108,619

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Auto Manufacturers (continued)
Total Auto Manufacturers		$1,200,099

Auto Parts & Equipment–2.5%
Bridgestone Corp. (Japan)(b)	3,346	67,137
Cie Generale des Etablissements Michelin (France)(b)	2,522	50,074
Continental AG (Germany)(b)	713	33,668
Magna International, Inc. (Canada)	1,630	87,466
Sumitomo Electric Industries Ltd. (Japan)(a)(b)	8,989	118,206
Valeo SA (France)(b)	992	73,968
Weichai Power Co., Ltd. (China)(b)	206	3,178
Total Auto Parts & Equipment		433,697

Banks–16.8%
Agricultural Bank of China Ltd. (China)(b)	4,390	54,195
Akbank TAS (Turkey)(a)(b)	5,565	32,555
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	13,544	135,846
Banco Bradesco SA (Brazil)(b)	7,090	65,795
Banco do Brasil SA (Brazil)(b)	10,725	76,737
Banco Santander SA (Spain)(b)	16,453	122,575
Bank of China Ltd. (China)(a)(b)	3,364	48,862
Bank of East Asia Ltd. (The) (Hong Kong)(b)	6,762	26,778
Bank of Ireland (Ireland)*(b)	8,483	127,796
Bank of Montreal (Canada)(a)	383	22,969
Bank of Nova Scotia (The) (Canada)(a)	916	46,011
Barclays PLC (United Kingdom)(a)(b)	5,156	75,123
BNP Paribas SA (France)(b)	3,674	111,414
Canadian Imperial Bank of Commerce (Canada)(a)	478	34,655
China Construction Bank Corp. (China)(b)	3,420	56,909
Commercial International Bank Egypt SAE (Egypt)(a)(b)	10,434	73,038
Commerzbank AG (Germany)*(a)(b)	9,450	130,316
Credit Agricole SA (France)(a)(b)	14,320	104,536
Credit Suisse Group AG (Switzerland)*(a)(b)	5,610	151,078
Danske Bank A/S (Denmark)(a)(b)	8,178	107,254
DBS Group Holdings Ltd. (Singapore)(b)	647	38,422

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Erste Group Bank AG (Austria)(a)(b)	6,028	$74,265
Grupo Financiero Banorte SAB de CV (Mexico)(b)	1,116	32,453
HSBC Holdings PLC (United Kingdom)(b)	554	23,595
ICICI Bank Ltd. (India)(b)	5,200	53,872
Industrial & Commercial Bank of China Ltd. (China)(b)	2,710	40,000
ING Groep NV (Netherlands)*(b)	6,180	90,290
Intesa Sanpaolo SpA (Italy)(b)	6,343	129,270
Itau Unibanco Holding SA (Brazil)(b)	6,449	71,326
KBC Groep NV (Belgium)*(b)	4,582	141,446
Lloyds Banking Group PLC (United Kingdom)*(a)(b)	23,543	109,946
PT Bank Mandiri Persero Tbk (Indonesia)(a)(b)	544	5,182
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)(b)	1,043	21,110
Royal Bank of Canada (Canada)(a)	195	11,770
Royal Bank of Scotland Group PLC (United Kingdom)*(b)	11,525	116,287
Skandinaviska Enskilda Banken AB (Sweden)(b)	472	5,485
Societe Generale SA (France)(a)(b)	14,850	144,045
Toronto-Dominion Bank (The) (Canada)	1,389	59,519
Turkiye Garanti Bankasi As (Turkey)(b)	3,731	12,499
UBS AG (Switzerland)*(a)	6,139	114,650
United Overseas Bank Ltd. (Singapore)(b)	1,184	39,486
Total Banks		2,939,360

Beverages–0.1%
Carlsberg A/S, Class B (Denmark)(b)	654	10,817

Biotechnology–0.1%
CSL Ltd. (Australia)(a)(b)	455	15,920

Building Materials–3.1%
Anhui Conch Cement Co., Ltd., Class H (China)(b)	3,099	58,416
Cementos Pacasmayo S.A.A. (Peru)(a)(b)	10,684	80,130
Cie de Saint-Gobain (France)(b)	10,024	87,810
Daikin Industries Ltd. (Japan)(b)	364	48,867
HeidelbergCement AG (Germany)(b)	3,721	58,643

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Building Materials (continued)
Holcim Ltd. (Switzerland)*(b)	3,309	$48,990
Lafarge SA (France)(b)	2,832	45,907
LIXIL Group Corp. (Japan)(a)(b)	2,403	114,190
Total Building Materials		542,953

Chemicals–3.0%
Agrium, Inc. (Canada)(a)	268	27,944
Akzo Nobel NV (Netherlands)(b)	1,130	28,436
Braskem SA (Brazil)(a)(b)	10,809	75,014
Lonza Group AG (Switzerland)*(b)	1,075	13,330
Methanex Corp. (Canada)(a)	1,591	85,230
Shin-Etsu Chemical Co., Ltd. (Japan)(a)(b)	691	11,298
Solvay SA (Belgium)(b)	5,115	73,915
Sumitomo Chemical Co., Ltd. (Japan)(b)	3,241	83,508
Yara International ASA (Norway)(b)	2,537	128,753
Total Chemicals		527,428

Commercial Services–2.4%
Adecco SA (Switzerland)*(a)(b)	960	39,778
Ashtead Group PLC (United Kingdom)(b)	1,419	93,086
Estacio Participacoes SA (Brazil)(b)	16,277	97,173
Kroton Educacional SA (Brazil)(b)	19,224	60,748
New Oriental Education & Technology Group, Inc. (China)*(b)	2,017	44,717
QIWI PLC (Cyprus)(a)(b)	1,778	42,708
Tarena International, Inc. (China)*(a)(b)	4,628	45,030
Total Commercial Services		423,240

Computers–1.7%
Cap Gemini SA (France)(b)	593	24,228
Gemalto NV (Netherlands)(a)(b)	1,041	41,468
Ingenico (France)(a)(b)	2,975	65,391
Lenovo Group Ltd. (Hong Kong)(b)	928	27,051
Logitech International SA (Switzerland)	4,478	58,886

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Computers (continued)
TDK Corp. (Japan)(b)	1,193	$85,311
Total Computers		302,335

Cosmetics/Personal Care–0.2%
Kao Corp. (Japan)(b)	168	8,407
Svenska Cellulosa AB SCA (Sweden)(b)	1,409	32,421
Total Cosmetics/Personal Care		40,828

Distribution/Wholesale–2.6%
ITOCHU Corp. (Japan)(a)(b)	6,260	136,092
Marubeni Corp. (Japan)(a)(b)	2,310	134,373
Mitsubishi Corp. (Japan)(a)(b)	3,385	136,907
Wolseley PLC (United Kingdom)(b)	7,177	42,918
Total Distribution/Wholesale		450,290

Diversified Financial Services–2.2%
Deutsche Boerse AG (Germany)(b)	429	3,477
Julius Baer Group Ltd. (Switzerland)*(b)	11,406	113,604
KB Financial Group, Inc. (South Korea)(b)	660	23,192
Noah Holdings Ltd. (China)*(a)(b)	5,033	117,672
ORIX Corp. (Japan)(a)(b)	977	68,722
Shinhan Financial Group Co., Ltd. (South Korea)(b)	1,748	65,200
Total Diversified Financial Services		391,867

Electric–1.8%
Cia Paranaense de Energia (Brazil)(a)(b)	8,181	85,737
CPFL Energia SA (Brazil)(a)(b)	484	6,156
Huaneng Power International, Inc. (China)(b)	144	6,924
Korea Electric Power Corp. (South Korea)(b)	6,221	127,530
Power Assets Holdings Ltd. (Hong Kong)(a)(b)	7,479	75,351
Tenaga Nasional Bhd (Malaysia)(b)	814	12,597
Total Electric		314,295

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment–0.0%**
Schneider Electric SE (France)(b)	324	$5,019

Electronics–2.4%
AU Optronics Corp. (Taiwan)(a)(b)	22,326	111,853
LG Display Co., Ltd. (South Korea)(a)(b)	7,102	101,630
Murata Manufacturing Co., Ltd. (Japan)(a)(b)	3,611	124,616
Omron Corp. (Japan)(a)(b)	1,801	81,540
Total Electronics		419,639

Energy - Alternate Sources–2.5%
JA Solar Holdings Co., Ltd. (China)*(a)(b)	12,962	123,917
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	6,805	174,480
Vestas Wind Systems A/S (Denmark)(a)(b)	9,836	134,753
Total Energy - Alternate Sources		433,150

Engineering & Construction–1.3%
Abengoa SA (Spain)*(b)	7,650	138,618
Empresas ICA SAB de CV (Mexico)*(a)(b)	28,568	93,132
Total Engineering & Construction		231,750

Food–1.8%
BRF SA (Brazil)(b)	1,472	29,116
Carrefour SA (France)(b)	7,621	50,527
Cencosud SA (Chile)(a)(b)	4,076	28,654
Distribuidora Internacional de Alimentacion SA (Spain)*(b)	1,567	24,367
Marine Harvest ASA (Norway)(a)(b)	9,446	107,619
Orkla ASA (Norway)(b)	9,845	74,133
Total Food		314,416

Forest Products & Paper–0.6%
Fibria Celulose SA (Brazil)*(a)(b)	2,130	30,097
Stora Enso OYJ (Finland)(b)	6,741	68,893
Total Forest Products & Paper		98,990

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Hand/Machine Tools–0.6%
Sandvik AB (Sweden)(b)	387	$4,303
Techtronic Industries Co., Ltd. (Hong Kong)(b)	5,739	97,047
Total Hand/Machine Tools		101,350

Healthcare - Products–0.3%
Sonova Holding AG (Switzerland)(b)	349	9,693
Trinity Biotech PLC (Ireland)(b)	2,558	49,242
Total Healthcare - Products		58,935

Holding Companies - Diversified–1.2%
Hutchison Whampoa Ltd. (Hong Kong)(a)(b)	3,361	93,268
Jardine Matheson Holdings Ltd. (Hong Kong)(a)(b)	429	27,070
Swire Pacific Ltd., Class A (Hong Kong)(a)(b)	6,024	82,077
Total Holding Companies - Diversified		202,415

Home Furnishings–0.4%
Panasonic Corp. (Japan)(a)(b)	4,987	65,479

Insurance–5.6%
Aegon NV (Netherlands)(c)	17,065	135,325
Ageas (Belgium)(b)	2,610	93,634
Assicurazioni Generali SpA (Italy)(a)(b)	8,749	86,025
Aviva PLC (United Kingdom)(a)(b)	1,078	17,431
AXA SA (France)(b)	1,291	32,585
BB Seguridade Participacoes SA (Brazil)(a)(b)	3,607	37,098
China Life Insurance Co., Ltd. (China)(b)	832	54,979
Manulife Financial Corp. (Canada)	3,846	65,420
MS&AD Insurance Group Holdings, Inc. (Japan)(a)(b)	6,768	94,786
Ping An Insurance Group Co., of China Ltd. (China)(b)	3,073	74,551
Prudential PLC (United Kingdom)(b)	612	30,527
QBE Insurance Group Ltd. (Australia)(b)	7,150	71,071
RSA Insurance Group PLC (United Kingdom)(a)(b)	9,101	58,019
Sun Life Financial, Inc. (Canada)	1,603	49,404
Tokio Marine Holdings, Inc. (Japan)(b)	1,998	75,474

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Total Insurance		$976,329

Internet–1.5%
Baidu, Inc. (China)*(b)	52	10,837
Bitauto Holdings Ltd. (China)*(b)	368	18,724
Criteo SA (France)*(b)	632	24,964
Leju Holdings Ltd. (China)*(a)(b)	9,690	77,132
Qihoo 360 Technology Co., Ltd. (China)*(a)(b)	1,313	67,226
Vipshop Holdings Ltd. (China)*(b)	75	2,208
YY, Inc. (China)*(a)(b)	1,008	54,991
Total Internet		256,082

Iron/Steel–2.8%
ArcelorMittal (Luxembourg)(a)(c)	13,023	122,677
Cia Siderurgica Nacional SA (Brazil)(a)(b)	14,081	23,656
Nippon Steel & Sumitomo Metal Corp. (Japan)(b)	3,030	76,220
POSCO (South Korea)(b)	1,462	79,913
Ternium SA (Luxembourg)(b)	5,618	101,517
Vale SA (Brazil)(a)(b)	15,145	85,569
Total Iron/Steel		489,552

Leisure Time–0.6%
Carnival PLC (United Kingdom)(b)	1,970	96,510

Lodging–0.3%
Accor SA (France)*(b)	3,491	36,167
China Lodging Group Ltd. (China)*(b)	437	8,609
Total Lodging		44,776

Machinery - Construction & Mining–0.8%
Atlas Copco AB, Class A (Sweden)(b)	498	16,128
Hitachi Ltd. (Japan)(b)	429	29,417
Mitsubishi Electric Corp. (Japan)(a)(b)	3,582	85,448
Total Machinery - Construction & Mining		130,993

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Media–0.7%
ITV PLC (United Kingdom)(b)	1,164	$43,475
Phoenix New Media Ltd. (China)*(b)	12,505	70,904
ProSiebenSat.1 Media AG (Germany)(b)	586	7,149
Total Media		121,528

Metal Fabricate/Hardware–1.3%
Assa Abloy AB (Sweden)(b)	760	22,625
NSK Ltd. (Japan)(b)	5,035	147,727
SKF AB (Sweden)(b)	2,490	64,292
Total Metal Fabricate/Hardware		234,644

Mining–3.3%
Alumina Ltd. (Australia)(b)	11,836	57,109
Anglo American PLC (United Kingdom)(b)	1,952	14,552
AngloGold Ashanti Ltd. (South Africa)*(a)(b)	2,771	25,881
Glencore PLC (Switzerland)(b)	9,913	83,963
MMC Norilsk Nickel OJSC (Russia)(b)	7,165	127,179
Newcrest Mining Ltd. (Australia)*(a)(b)	7,044	71,461
Norsk Hydro ASA (Norway)(b)	19,915	104,753
Silver Wheaton Corp. (Canada)	257	4,888
Sumitomo Metal Mining Co., Ltd. (Japan)(b)	5,655	83,072
Total Mining		572,858

Miscellaneous Manufacturing–0.0%**
Siemens AG (Germany)(b)	23	2,489

Oil & Gas–2.0%
BG Group PLC (United Kingdom)(b)	1,696	20,954
INPEX Corp. (Japan)(a)(b)	2,598	28,500
Petrobras Argentina SA (Argentina)(b)	22,690	154,973
Premier Oil PLC (United Kingdom)(b)	11,075	20,821
YPF SA (Argentina)(b)	4,604	126,380
Total Oil & Gas		351,628

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services–1.2%
Petrofac Ltd. (Jersey Islands)(a)(b)	7,884	$55,149
Subsea 7 SA (Luxembourg)(b)	12,289	104,947
Technip SA (France)(b)	2,860	43,272
Total Oil & Gas Services		203,368

Pharmaceuticals–1.9%
Astellas Pharma, Inc. (Japan)(a)(b)	2,638	43,197
Bayer AG (Germany)(b)	91	13,674
Grifols SA (Spain)(b)	986	32,351
Ipsen SA (France)(b)	2,512	29,416
Meda AB (Sweden)(b)	3,825	59,861
Shire PLC (Ireland)(b)	205	49,054
Valeant Pharmaceuticals International, Inc. (Canada)*	547	108,645
Total Pharmaceuticals		336,198

Pipelines–0.9%
Transportadora de Gas del Sur SA, Special Class B (Argentina)(b)	28,651	152,710

Real Estate–1.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)(b)	16,998	69,398
E-House China Holdings Ltd. (China)(b)	13,471	73,148
Gafisa SA (Brazil)(a)(b)	49,514	65,358
Total Real Estate		207,904

Retail–2.2%
Jumei International Holding Ltd. (China)*(a)(b)	7,451	117,875
Kering (France)(b)	5,107	99,408
Marks & Spencer Group PLC (United Kingdom)(b)	1,320	20,803
Pandora A/S (Denmark)(b)	6,252	142,045
Total Retail		380,131

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors–2.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)(b)	7,407	$53,330
ARM Holdings PLC (United Kingdom)(b)	35	1,726
ASML Holding NV (Netherlands)(c)	593	59,911
Himax Technologies, Inc. (Taiwan)(b)	5,109	32,340
Infineon Technologies AG (Germany)(b)	6,033	72,305
Silicon Motion Technology Corp. (Taiwan)(b)	2,143	57,604
Siliconware Precision Industries Co., Ltd. (Taiwan)(a)(b)	2,040	16,687
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	1,198	28,129
United Microelectronics Corp. (Taiwan)(b)	27,732	67,666
Total Semiconductors		389,698

Software–3.3%
Cheetah Mobile, Inc. (China)*(a)(b)	6,478	110,709
China Mobile Games & Entertainment Group Ltd. (China)*(a)(b)	7,149	119,174
KONAMI Corp. (Japan)(a)(b)	4,656	87,253
Mitel Networks Corp. (Canada)*(a)	12,616	128,306
Open Text Corp. (Canada)	905	47,865
Perfect World Co., Ltd. (China)(b)	3,987	74,078
Total Software		567,385

Telecommunications–3.7%
Alcatel-Lucent (France)*(b)	12,933	48,240
BT Group PLC (United Kingdom)(a)(b)	225	14,663
China Unicom Ltd. (Hong Kong)(a)(b)	4,991	76,163
Deutsche Telekom AG (Germany)(b)	2,263	41,266
Hellenic Telecommunications Organization SA (Greece)*(b)	12,620	55,339
KDDI Corp. (Japan)(b)	3,024	51,348
KT Corp. (South Korea)(b)	4,307	56,336
Nokia OYJ (Finland)(b)	12,184	92,355
SK Telecom Co., Ltd. (South Korea)(b)	506	13,768

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telecom Argentina SA (Argentina)(b)	1,699	$38,584
Telefonaktiebolaget LM Ericsson (Sweden)(b)	4,319	54,203
Telenor ASA (Norway)(a)(b)	1,840	111,135
Total Telecommunications		653,400

Textiles–0.1%
Toray Industries, Inc. (Japan)(b)	256	21,507

Transportation–2.3%
Canadian National Railway Co. (Canada)	256	17,119
Canadian Pacific Railway Ltd. (Canada)	380	69,426
Nippon Yusen KK (Japan)(a)(b)	20,438	117,518
Royal Mail PLC (United Kingdom)(a)(b)	7,230	93,990
TNT Express NV (Netherlands)(b)	15,036	94,727
Total Transportation		392,780

Water–0.6%
Suez Environnement Co. (France)(b)	2,536	21,556
Veolia Environnement SA (France)(a)(b)	4,406	83,141
Total Water		104,697
Total Common Stocks (Cost $17,141,909)		17,085,741

MONEY MARKET FUND–2.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.03%(d) (Cost $350,475)	350,475	350,475
REPURCHASE AGREEMENTS–24.4%(e)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $638,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $650,760)	$638,000	638,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $989,969, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $1,009,763)	$989,964	$989,964
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $989,967, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $1,009,766)	989,964	989,964
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $645,431, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $658,337)	645,428	645,428
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $989,968, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $1,009,763)	989,964	989,964
Total Repurchase Agreements (Cost $4,253,320)		4,253,320
Total Investments–124.4% (Cost $21,745,704)		$21,689,536
Liabilities in Excess of Other Assets–(24.4)%		(4,259,247)
Net Assets–100.0%		$17,430,289

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,104,408; the aggregate market value of the collateral held by the fund is $4,253,816. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $496.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Advertising	0.1
Aerospace/Defense	1.9
Airlines	3.0
Auto Manufacturers	6.9
Auto Parts & Equipment	2.5
Banks	16.8
Beverages	0.1
Biotechnology	0.1
Building Materials	3.1
Chemicals	3.0
Commercial Services	2.4
Computers	1.7
Cosmetics/Personal Care	0.2
Distribution/Wholesale	2.6
Diversified Financial Services	2.2
Electric	1.8
Electrical Components & Equipment	0.0	**
Electronics	2.4
Energy - Alternate Sources	2.5
Engineering & Construction	1.3
Food	1.8
Forest Products & Paper	0.6
Hand/Machine Tools	0.6
Healthcare - Products	0.3
Holding Companies - Diversified	1.2
Home Furnishings	0.4
Insurance	5.6
Internet	1.5
Iron/Steel	2.8
Leisure Time	0.6
Lodging	0.3
Machinery - Construction & Mining	0.8
Media	0.7
Metal Fabricate/Hardware	1.3
Mining	3.3
Miscellaneous Manufacturing	0.0	**
Oil & Gas	2.0
Oil & Gas Services	1.2
Pharmaceuticals	1.9
Pipeline	0.9
Real Estate	1.2
Retail	2.2
Semiconductors	2.2
Software	3.3
Telecommunications	3.7
Textiles	0.1
Transportation	2.3
Water	0.6
Money Market Fund	2.0
Repurchase Agreements	24.4
Total Investments	124.4
Liabilities in Excess of Other Assets	(24.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS-96.3%
Equity Fund–96.3%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	26,158	$783,694
iShares Core S&P Mid-Cap ETF	10,471	1,591,383
iShares Core S&P Small-Cap ETF	13,306	1,570,507
iShares Europe ETF	17,396	770,121
iShares Micro-Cap ETF(a)	10,150	802,662
iShares MSCI Pacific ex-Japan ETF(a)	16,819	762,910
iShares S&P Mid-Cap 400 Growth ETF(a)	9,434	1,618,025
iShares S&P Mid-Cap 400 Value ETF	11,847	1,551,365
iShares S&P Small-Cap 600 Growth ETF	12,341	1,606,181
iShares S&P Small-Cap 600 Value ETF(a)	6,562	780,287
SPDR S&P International Small Cap ETF(a)	27,181	787,162
Vanguard FTSE All-World ex-US ETF(a)	31,466	1,533,338
Vanguard FTSE Developed Markets ETF	38,819	1,546,161
Total Exchange Traded Funds (Cost $15,265,791)		15,703,796

MONEY MARKET FUND–4.0%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class, 0.00%(b) (Cost $648,437)	648,437	648,437
REPURCHASE AGREEMENTS–31.4%(c)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $767,538, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $782,886)	$767,535	767,535
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $1,190,966, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $1,214,779)	1,190,960	1,190,960
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $1,190,964, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $1,214,782)	1,190,960	1,190,960

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $776,481, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $792,008)	$776,478	$776,478
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $1,190,964, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $1,214,779)	1,190,960	1,190,960
Total Repurchase Agreements (Cost $5,116,893)		5,116,893
Total Investments–131.7% (Cost $21,031,121)		21,469,126
Liabilities in Excess of Other Assets–(31.7)%		(5,161,511)
Net Assets–100.0%		$16,307,615

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,010,597; the aggregate market value of the collateral held by the fund is $5,116,893.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	96.3%
Money Market Fund	4.0
Repurchase Agreements	31.4
Total Investments	131.7
Liabilities in Excess of Other Assets	(31.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS-74.6%
Commodity Fund–4.9%
PowerShares DB Agriculture Fund*(a)	9,919	$219,607
PowerShares DB Base Metals Fund*(a)	14,695	222,776
PowerShares DB Energy Fund*(a)	8,927	141,761
ProShares Ultra Bloomberg Crude Oil*	5,037	34,201
Total Commodity Fund		618,345

Currency Fund–8.6%
PowerShares DB US Dollar Index Bullish Fund*(a)	10,960	283,864
ProShares UltraShort Euro*	30,319	817,097
Total Currency Fund		1,100,961

Debt Fund–7.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*	4,318	410,037
iShares 20+ Year Treasury Bond ETF(a)	3,878	506,816
Total Debt Fund		916,853

Equity Fund–53.9%
Consumer Staples Select Sector SPDR Fund	11,030	537,602
Energy Select Sector SPDR Fund	5,820	451,516
Global X FTSE Greece 20 ETF	10,546	116,217
Global X FTSE Portugal 20 ETF	6,168	71,117
Health Care Select Sector SPDR Fund	10,279	745,228
iShares China Large-Cap ETF(a)	15,173	674,440
iShares MSCI Italy Capped ETF(a)	4,692	69,442
iShares MSCI Spain Capped ETF	1,945	67,647
iShares Residential Real Estate Capped ETF	4,790	297,699
iShares S&P 500 Value ETF	5,670	524,815
Market Vectors Gold Miners ETF	12,130	221,251
Market Vectors Russia ETF	3,904	66,407
SPDR Dow Jones International Real Estate ETF	5,917	256,324
SPDR S&P Oil & Gas Exploration & Production ETF	8,801	454,660
Technology Select Sector SPDR Fund	16,574	686,827
Vanguard Global ex-U.S. Real Estate ETF	4,441	249,895
Vanguard REIT ETF	3,420	287,519
WisdomTree India Earnings Fund	11,488	261,926
WisdomTree Japan Hedged Equity Fund	15,150	835,068

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS (continued)
Total Equity Fund		$6,875,600
		–
Total Exchange Traded Funds (Cost $9,178,477)		9,511,759

CLOSED-END FUND–5.0%
Country Fund–5.0%
Morgan Stanley China A Share Fund, Inc. (Cost $512,377)	19,424	639,438

MONEY MARKET FUND–20.4%
Goldman Sachs Financial Square Fund, 0.09%(b) (Cost $2,594,581)	2,594,581	2,594,581

REPURCHASE AGREEMENTS–13.1%(c)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $250,960, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $255,978)	$250,959	250,959
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $389,407, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $397,193)	389,405	389,405
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $389,406, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $397,194)	389,405	389,405
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/45, 0.15%, total to be received $253,883, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $258,960)	253,882	253,882

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $389,406, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $397,193)	$389,405	$389,405
Total Repurchase Agreements (Cost $1,673,056)		1,673,056

Total Investments–113.1% (Cost $13,958,491)		14,418,834
Liabilities in Excess of Other Assets–(13.1)%		(1,675,456)
Net Assets–100.0%		$12,743,378

ETF - Exchange Traded Fund

†	Formerly known as AdvisorShares Cambria Global Tactical ETF.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,630,732; the aggregate market value of the collateral held by the fund is $1,673,056.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF†
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	4.9%
Country Fund	5.0
Currency Fund	8.6
Debt Fund	7.2
Equity Fund	53.9
Money Market Fund	20.4
Repurchase Agreements	13.1
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS–19.5%

Consumer Discretionary–2.3%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	$115,000	$119,025
Boyd Gaming Corp., 9.13%, 12/01/18	210,000	219,975
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/21	80,000	82,200
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	85,000	87,231
Dish DBS Corp., 4.63%, 07/15/17	230,000	236,612
D.R. Horton, Inc., 4.00%, 02/15/20	160,000	163,040
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	530,000	545,900
Lennar Corp., 4.50%, 11/15/19	305,000	314,150
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	535,979
QVC, Inc., 3.13%, 04/01/19	505,000	508,946
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	235,715
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	386,250
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	132,795
TRI Pointe Holdings, Inc. 4.38%, 06/15/19‡	355,000	347,900
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	452,199
Total Consumer Discretionary		4,367,917

Energy–0.6%
Antero Resources Corp., 5.63%, 06/01/23‡	210,000	208,163
California Resources Corp., 5.00%, 01/15/20‡(a)	210,000	190,575
Kinder Morgan, Inc., 3.05%, 12/01/19	100,000	101,100
Newfield Exploration Co., 5.75%, 01/30/22	140,000	146,650
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	335,000	329,975
Parker Drilling Co., 6.75%, 07/15/22	100,000	79,750
Sabine Oil & Gas Corp., 7.25%, 06/15/19	92,000	16,790
Total Energy		1,073,003

Financials–9.3%
Ally Financial, Inc., 3.25%, 02/13/18	225,000	223,031
Ally Financial, Inc., 3.75%, 11/18/19(a)	285,000	282,506

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Ally Financial, Inc., 4.13%, 03/30/20	$270,000	$268,988
Ally Financial, Inc., 4.13%, 02/13/22	90,000	87,975
American International Group, Inc., 3.38%, 08/15/20	335,000	353,910
Ares Capital Corp., 3.88%, 01/15/20	450,000	458,365
Associated Banc-Corp., 5.13%, 03/28/16	60,000	62,170
Associates Corp. of North America, 6.95%, 11/01/18	415,000	483,700
Aviation Capital Group Corp., 3.88%, 09/27/16‡	430,000	439,319
Bank of America Corp., 2.00%, 01/11/18	235,000	236,933
Bank of America Corp., 5.49%, 03/15/19	66,000	73,175
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	222,011
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	86,401
Capital One Financial Corp., 6.15%, 09/01/16	400,000	426,326
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	465,654
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	136,798
DDR Corp., 7.88%, 09/01/20	280,000	349,362
DDR Corp., 3.50%, 01/15/21	145,000	150,356
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	343,584
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	253,725
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	569,107
FS Investment Corp., 4.25%, 01/15/20	435,000	442,917
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	331,379
Genworth Holdings, Inc., 7.63%, 09/24/21(a)	200,000	209,000
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	718,612
Government Properties Income Trust, 3.75%, 08/15/19	85,000	88,160
HCP, Inc., 3.75%, 02/01/19	175,000	184,634
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	152,491
Hertz Corp. (The), 5.88%, 10/15/20	440,000	454,300
HSBC Finance Corp., 6.68%, 01/15/21	225,000	267,499
HSBC USA, Inc., 1.63%, 01/16/18	200,000	200,140
HSBC USA, Inc., 2.63%, 09/24/18	225,000	231,876
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	242,904
International Lease Finance Corp., 3.88%, 04/15/18	390,000	396,825
iStar Financial, Inc., 4.00%, 11/01/17	410,000	406,413
Jefferies Group LLC, 5.13%, 04/13/18	275,000	289,513

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
JPMorgan Chase & Co., 6.13%, 06/27/17	$280,000	$306,970
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	381,068
Lazard Group LLC, 4.25%, 11/14/20	275,000	294,268
Lincoln National Corp., 8.75%, 07/01/19	125,000	157,430
Lincoln National Corp., 6.05%, 04/20/67@	100,000	96,850
Morgan Stanley, 5.55%, 04/27/17	425,000	460,034
Morgan Stanley, 2.13%, 04/25/18	180,000	182,111
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	286,548
Navient Corp., 4.88%, 06/17/19	285,000	285,000
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	65,056
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	306,525
Regions Financial Corp., 5.75%, 06/15/15	325,000	327,899
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	115,910
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	734,104
Select Income REIT, 3.60%, 02/01/20	258,000	264,821
Select Income REIT, 4.15%, 02/01/22	257,000	258,472
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	421,865
Springleaf Finance Corp., 5.25%, 12/15/19	455,000	451,019
State Street Corp., 4.96%, 03/15/18	300,000	324,837
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	410,393
Ventas Realty LP, 4.00%, 04/30/19	310,000	331,501
Voya Financial, Inc., 2.90%, 02/15/18	365,000	376,868
Wells Fargo & Co., 5.13%, 09/15/16	75,000	79,440
Willis North America, Inc., 6.20%, 03/28/17	250,000	267,546
Zions Bancorporation, 4.50%, 03/27/17(a)	195,000	204,937
Total Financials		17,981,531

Health Care–1.2%
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	170,000	175,738
Forest Laboratories, Inc., 4.38%, 02/01/19‡	200,000	214,428
HCA, Inc., 3.75%, 03/15/19(a)	160,000	162,550
HCA, Inc., 6.50%, 02/15/20	185,000	208,772
Medtronic, Inc., 2.50%, 03/15/20‡	570,000	583,026

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)
Owens & Minor, Inc., 3.88%, 09/15/21	$95,000	$99,519
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	163,125
Tenet Healthcare Corp., 5.00%, 03/01/19‡	60,000	59,700
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,563
Zimmer Holdings, Inc., 2.70%, 04/01/20	295,000	299,319
Zimmer Holdings, Inc., 3.15%, 04/01/22	295,000	298,844
Total Health Care		2,376,584

Industrials–4.6%
ADT Corp. (The), 6.25%, 10/15/21(a)	540,000	576,449
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	349,660	385,500
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	1,045,158	1,162,738
American Airlines Group, Inc., 4.63%, 03/01/20‡	195,000	191,466
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1, 8.71%, 01/02/19	328,507	335,899
Continental Airlines 1999-1 Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	313,913	344,300
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	217,150	233,436
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	668,154	755,816
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	431,779	462,004
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	1,048,179	1,130,724
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	712,184	762,927
HD Supply, Inc., 5.25%, 12/15/21‡	360,000	371,700
Masco Corp., 5.95%, 03/15/22	400,000	451,000
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	397,975	433,037

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	$230,000	$229,218
Textron, Inc., 4.63%, 09/21/16	400,000	420,598
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	429,764	477,038
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	162,844
United Rentals North America, Inc., 4.63%, 07/15/23	310,000	314,263
Total Industrials		9,200,957

Information Technology–0.4%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	307,022
Equinix, Inc., 4.88%, 04/01/20	175,000	181,563
Juniper Networks, Inc., 3.30%, 06/15/20	110,000	111,447
Total Information Technology		600,032

Materials–0.2%
Hexion, Inc., 6.63%, 04/15/20	175,000	161,000
Huntsman International LLC, 4.88%, 11/15/20	200,000	201,000
International Paper Co., 9.38%, 05/15/19	75,000	95,666
Tronox Finance LLC, 6.38%, 08/15/20(a)	120,000	117,900
Total Materials		575,566

Telecommunication Services–0.6%
AT&T, Inc., 3.88%, 08/15/21	210,000	222,786
Frontier Communications Corp., 7.13%, 03/15/19	250,000	273,125
Frontier Communications Corp., 6.25%, 09/15/21(a)	185,000	185,925
Qwest Corp., 6.50%, 06/01/17	75,000	81,786
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	284,281
Verizon Communications, Inc., 2.50%, 09/15/16	43,000	43,931
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	53,193
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	205,000
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	139,019
Total Telecommunication Services		1,489,046

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Utilities–0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	$90,000	$95,175
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	253,213
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	262,766
RJS Power Holdings LLC, 5.13%, 07/15/19‡	265,000	262,350
Total Utilities		873,504

Total Corporate Bonds (Cost $38,258,920)		38,538,140

FOREIGN BONDS–5.9%

Consumer Discretionary–0.3%
Cleopatra Finance Ltd., 5.63%, 02/15/20 (Jersey Island)‡	485,000	475,058
NCL Corp. Ltd., 5.25%, 11/15/19 (Bermuda)‡	45,000	46,350
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19‡	200,000	204,711
Total Consumer Discretionary		726,119

Consumer Staples–0.2%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18 (Mexico)	470,000	481,158

Energy–0.3%
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)(a)	350,000	400,925
Weatherford International Ltd., 9.63%, 03/01/19 (Bermuda)	150,000	171,982
Total Energy		572,907

Financials–2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21 (Ireland)‡	165,000	170,981
Aircastle Ltd., 4.63%, 12/15/18 (Bermuda)	285,000	297,113
Aircastle Ltd., 6.25%, 12/01/19 (Bermuda)	250,000	275,470

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)
Aircastle Ltd., 5.13%, 03/15/21 (Bermuda)	$210,000	$219,975
Axis Bank Ltd., 3.25%, 05/21/20 (India)‡	450,000	456,772
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)	250,000	250,000
Banco Santander Chile, 2.14%, 06/07/18 (Chile)@‡	200,000	204,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	305,430
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	102,525
Corpbanca SA, 3.88%, 09/22/19 (Chile)‡	500,000	501,686
Guanay Finance Ltd., 6.00%, 12/15/20 (Cayman Islands)‡	460,000	484,150
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19 (China)	475,000	489,224
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	202,763
Korea Development Bank (The)., 4.63%, 11/16/21 (South Korea)	375,000	423,675
Macquarie Group Ltd., 6.00%, 01/14/20 (Australia)‡	290,000	331,844
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	405,537
Schaeffler Finance BV, 4.25%, 05/15/21 (Germany)‡	375,000	375,000
XLIT Ltd., 6.50%, 12/29/49 (Ireland)@	105,000	93,188
Total Financials		5,589,433

Health Care–0.5%
Actavis Funding SCS, 3.00%, 03/12/20 (Luxembourg)	85,000	87,060
Actavis Funding SCS, 3.45%, 03/15/22 (Luxembourg)	85,000	87,195
Catamaran Corp., 4.75%, 03/15/21 (Canada)	120,000	133,650
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18 (Canada)‡	85,000	89,781
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20 (Canada)‡	540,000	546,075
Total Health Care		943,761

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Industrials–0.8%

Air Canada 2013-1 Class B Pass-Through Trust, 5.38%, 05/15/21 (Canada)‡	$517,901	$541,207
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	370,000	364,450
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (Australia)‡	601,336	632,906
Total Industrials		1,538,563

Information Technology–0.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Cayman Islands)‡	200,000	200,287

Materials–0.1%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	102,420

Telecommunication Services–0.4%
Millicom International Cellular SA, 6.63%, 10/15/21 (Luxembourg)‡	280,000	297,150
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	106,285
Wind Acquisition Finance SA, 4.75%, 07/15/20 (Luxembourg)‡	375,000	376,875
Total Telecommunication Services		780,310

Utilities–0.4%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)‡	245,000	290,080
State Grid Overseas Investment 2014 Ltd., 2.75%, 05/07/19 (China)‡	500,000	509,955
Total Utilities		800,035

Total Foreign Bonds (Cost $11,564,680)		11,734,993

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES–27.4%
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.25%, 06/17/31@‡	$276,251	$273,867
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	500,239
AmeriCredit Automobile Receivables Trust, Class D, Series 2011-2, 4.00%, 05/08/17	955,000	962,618
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,060,821
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	578,226
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	500,000	497,935
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	603,091
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	441,830	455,705
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	316,280	346,553
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	504,771
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,140,827
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	850,000	878,746
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	300,843	306,664
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	318,337	336,526
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	608,537	646,872
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	664,846	680,531
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	589,816	591,822

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	$645,000	$650,703
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	503,515
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	642,671
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	355,647
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	202,048
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	480,948
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,006,472
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	423,273
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	706,886
CarMax Auto Owner Trust, Class C, Series 2014-2, 2.08%, 01/15/20	425,000	426,477
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	397,687
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	422,467
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34#	438,000	465,515
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	492,174	490,644
Chase Funding Trust, Class 1A4, Series 2004-2, 5.32%, 02/26/35	1,129,613	1,137,652
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.85%, 07/25/36#	513,489	535,411
Citicorp Residential Mortgage Trust, Class A6, Series 2007-2, 5.59%, 06/25/37#	480,392	497,741

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	$373,450	$386,054
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29‡	958,333	973,169
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	467,990	494,861
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35#	758,053	775,160
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	132,376	137,806
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	590,000	589,882
Drug Royalty II LP 2, Class A2, Series 2014-1, 3.48%, 07/15/23‡	421,304	428,385
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	500,000	506,896
DT Auto Owner Trust, Class C, Series 2014-1A, 2.64%, 10/15/19‡	670,000	675,371
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	300,862
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	565,432
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	182,057
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	507,243
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	550,000	554,358
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	500,000	494,918
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	503,138
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	276,872	279,420
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 1.82%, 04/25/24@	500,000	497,335

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	$500,000	$506,000
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	521,680	524,489
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34#	222,270	237,127
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	1,128,194	1,138,647
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	369,235	367,224
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	423,001
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	499,194
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	416,531	417,456
JPMorgan Mortgage Trust, Class 2A1, Series 2014-IVR3, 3.00%, 09/25/44@‡	731,638	741,650
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	290,578	302,461
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	353,832
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	1,084,800	1,100,282
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	632,975	642,616
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡#	451,809	463,896
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	400,881	431,098
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	192,041	199,404
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	730,000	732,127

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 0.42%, 06/25/28@	$150,743	$142,505
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	262,471
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	360,000	365,129
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	601,152
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	601,464
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	308,100
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	352,660
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	500,194
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	479,175
Santander Drive Auto Receivables Trust, Class D, Series 2014-4, 3.10%, 11/16/20	600,000	604,800
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	301,173	303,083
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	208,253	209,505
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	194,803	197,864
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	196,369	198,722
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	818,202	816,729
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	497,088
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	278,137

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	$1,275,000	$1,304,319
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	330,000	331,882
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	326,302	332,621
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	957,030	963,435
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	475,971	476,281
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.00%, 02/25/34#	665,490	707,204
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	147,489	145,492
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	352,098	358,756
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	435,417	435,948
TAL Advantage V LLC, Class A, Series 2014-3A, 3.27%, 11/21/39‡	483,333	492,720
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	805,049
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	500,531
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	277,650	279,147
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	351,422	366,288
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	232,437	240,679
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	90,000	95,678
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.49%, 06/25/33@	34,793	35,180

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.57%, 10/25/34@	$543,299	$544,259
Westgate Resorts LLC, Class A, Series 2012-2A, 3.00%, 01/20/25‡	256,034	256,726
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	500,000	499,663
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	499,900
Total Asset Backed Securities (Cost $53,956,010)		54,034,958

MORTGAGE BACKED SECURITIES–30.1%

Commercial Mortgage Backed Securities–20.1%
A10 Term Asset Financing LLC, Class A1, Series 2014-1, 1.72%, 04/15/33‡	250,000	249,184
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	282,688
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.78%, 04/10/49@	1,084,000	1,149,205
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class G, Series 2005-2, 5.34%, 07/10/43@‡	1,360,000	1,363,742
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.67%, 01/25/38@‡	300,000	288,740
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	703,068
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,050,865
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	571,000	584,515
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	930,982
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	350,000	363,847
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.92%, 06/11/50@	740,000	811,770

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	$415,000	$416,708
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	780,000	821,807
CD Commercial Mortgage Trust, Class AMFX, Series 2007-CD4, 5.37%, 12/11/49@	430,000	450,336
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.90%, 12/10/49@	1,438,914	1,550,910
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.90%, 12/10/49@	140,000	151,574
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.35%, 12/10/49@	530,000	580,261
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.74%, 06/14/50@‡	340,000	359,329
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	351,591	352,909
Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 03/10/39	1,850,000	1,953,839
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	510,000	552,800
Credit Suisse Commercial Mortgage Trust, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	481,149	503,490
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	479,474	505,222
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,050,000	1,077,992
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	735,000	733,751
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 2.98%, 06/25/34@	646,416	657,668
GMACM Mortgage Loan Trust, Class A10, Series 2003-J7, 5.50%, 11/25/33	850,488	875,083

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.99%, 08/10/45@	$536,577	$581,330
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.99%, 08/10/45@	898,779	971,418
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.61%, 11/05/30@‡	535,000	551,324
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.72%, 10/25/27@	480,030	476,280
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	730,487	770,028
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 5.84%, 04/15/45@	198,646	205,393
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	2,255,000	2,420,606
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.84%, 04/15/45@	1,190,000	1,251,618
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	287,526
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.34%, 07/25/34@	395,994	397,446
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 5.90%, 07/15/44@	610,000	659,334
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	408,141	435,622
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	678,419	746,375
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,198,632	1,259,255
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	462,311	486,025
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	858,756
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	421,726	457,682

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.65%, 04/15/49@	$226,000	$237,594
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.46%, 01/11/43@	860,000	963,618
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54‡#	283,899	284,300
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡#	425,879	425,069
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	171,935	171,954
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡#	392,281	393,047
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡#	443,946	445,061
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.71%, 06/15/49@	975,000	1,043,902
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	812,892
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	870,000	923,596
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,475,095
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.25%, 08/25/33@	228,358	227,203
Total Commercial Mortgage Backed Securities		39,541,634

Non-Agency Mortgage-Backed Securities–0.3%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	199,515	213,018
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	302,340
Total Non-Agency Mortgage-Backed Securities		515,358

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities–9.7%
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.50%, 07/20/34@	$184,433	$184,276
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	839,442	832,430
Bayview Financial Mortgage Pass-Through Trust, Class 1A2, Series 2006-A, 5.48%, 02/28/41#	378,002	392,386
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.71%, 01/25/35@	437,414	434,027
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.59%, 01/25/35@	757,125	753,342
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.27%, 04/25/34@	846,834	838,903
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	175,421	183,472
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@	530,000	537,131
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	253,762	268,955
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.13%, 08/25/34@	407,071	407,967
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	140,316	142,766
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.39%, 09/25/34@	241,272	240,787
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	33,361	32,090
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.10%, 06/25/34@	907,251	882,605
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	448,788	474,666
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.14%, 04/25/35@	828,027	811,789

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.50%, 08/25/34@	$392,021	$393,282
MASTR Alternative Loan Trust, Class 1A1, Series 2007-1, 0.77%, 10/25/36@	353,987	340,242
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	515,706	545,645
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	346,944	350,968
MASTR Asset Securitization Trust, Class 4A1, Series 2004-6, 5.00%, 07/25/19	149,995	152,219
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.87%, 05/12/39@	660,000	687,998
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	309,698	317,517
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	381,274	401,475
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	304,279	314,759
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	739,076	765,556
RALI Series Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	153,299	157,240
RALI Series Trust, Class A6, Series 2004-QS8, 5.50%, 06/25/34	73,145	73,830
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	164,702	166,900
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.42%, 04/25/34@	195,968	194,672
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.42%, 04/25/34@	739,234	741,423
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.43%, 05/25/34@	456,230	455,401

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.54%, 02/25/34@	$496,969	$487,507
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.67%, 12/25/33@	340,341	341,567
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	497,995	510,580
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.60%, 11/25/33@	363,968	357,348
Structured Asset Securities Corp. Pass-Through Certificates, Class A3, Series 2002-AL1, 3.45%, 02/25/32	441,472	437,367
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.44%, 06/25/33@	262,103	263,050
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.62%, 07/25/34@	562,313	564,774
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.61%, 12/25/34@	236,904	238,702
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.62%, 07/25/34@	194,928	196,454
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.49%, 10/25/33@	220,225	222,575
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.64%, 02/25/34@	296,288	297,256
Wells Fargo Mortgage Backed Securities Trust, Class A5, Series 2006-16, 5.00%, 11/25/36	116,224	120,032
WinWater Mortgage Loan Trust, Class A1, Series 2014-1, 4.00%, 06/20/44@‡	687,042	716,282
WinWater Mortgage Loan Trust, Class A4, Series 2014-3, 3.50%, 11/20/44@‡	803,872	827,910
Total Residential Mortgage Backed Securities		19,058,123
Total Mortgage Backed Securities (Cost $60,437,278)		59,115,115

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
U.S. TREASURY NOTE–2.0%

U.S. Treasury Note, 1.00%, 02/15/18 (Cost $3,995,638)(a)	$4,000,000	$4,016,248

U.S. GOVERNMENT AGENCY SECURITIES–0.8%

Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	762,551	817,217
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	145,257	156,127
Federal National Mortgage Association, Class PA, Series 2010-57, 4.50%, 12/25/38	146,922	148,239
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	523,120	548,736

Total U.S. Government Agency Securities (Cost $1,631,059)		1,670,319

TERM LOANS–13.2%

Consumer Discretionary–4.8%
Allison Transmission, Inc., 0.00%, 08/23/19@(b)	41,000	41,069
Aristocrat International Pty Ltd., 4.75%, 10/20/21 (Australia)@	420,000	413,172
Boyd Gaming Corp., 4.00%, 08/14/20@	299,322	300,278
Caesars Entertainment Corp., 1.50%, 10/31/16@	136,711	127,369
Caesars Entertainment Corp., 1.50%, 03/01/17@	55,720	51,046
CBAC Borrower LLC, 8.25%, 07/02/20@	200,000	194,000
Cequel Communications LLC, 3.50%, 02/14/19@	483,723	484,959
Charter Communications Operating, LLC, 3.00%, 07/01/20@	415,768	414,814
CityCenter Holdings LLC, 4.25%, 10/28/20@	243,658	244,846
CSC Holdings LLC, 2.68%, 04/17/20@	532,334	530,753
Dell International LLC, 4.50%, 04/29/20@	485,000	488,897
FCA U.S. LLC, 3.25%, 12/31/18@	326,700	326,904
General Nutrition Centers, Inc., 3.25%, 03/04/19@	323,671	321,810
Hilton Worldwide Finance LLC, 3.50%, 10/25/20@	417,935	418,980
Landry's, Inc., 4.00%, 04/24/18@	193,967	194,712

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Consumer Discretionary (continued)
Las Vegas Sands LLC, 3.25%, 12/19/20@	$538,744	$539,022
Leslie's Poolmart, Inc., 4.25%, 10/16/19@	195,981	195,163
Libbey Glass, Inc., 3.75%, 04/09/21@	315,615	314,826
MGM Resorts International, 3.50%, 12/20/19@	356,824	356,117
PetSmart, Inc., 5.00%, 03/10/22@	297,000	299,572
Pinnacle Entertainment, Inc., 3.75%, 08/13/20@	231,471	231,760
PVH Corp., 3.25%, 02/13/20@	292,444	294,614
Regal Cinemas Corp., 0.00%, 04/01/22@(b)	40,000	40,131
Seminole Hard Rock Entertainment, Inc., 3.50%, 05/14/20@	58,950	58,766
Seminole Tribe of Florida, Inc., 3.00%, 04/29/20@	388,387	388,436
SRAM LLC, 5.25%, 04/10/20@	193,103	193,103
Tribune Co., 4.00%, 12/27/20@	268,612	269,217
Univision Communications, Inc., 4.00%, 03/01/20@	1,112,344	1,111,679
Virgin Media Investment Holdings Ltd., 3.50%, 06/07/20 (United Kingdom)@	427,405	427,407
Total Consumer Discretionary		9,273,422

Consumer Staples–1.0%
Albertson's Holdings LLC, 5.50%, 08/25/21@	270,000	272,630
ARAMARK Corp., 3.25%, 09/07/19@	518,950	520,842
ARAMARK Corp., 3.25%, 02/24/21@	498,741	498,793
HJ Heinz Co., 3.25%, 06/05/20@	317,637	318,606
Hostess Brands, Inc., 6.75%, 03/20/20@	222,750	227,344
Total Consumer Staples		1,838,215

Energy–0.5%
Fieldwood Energy LLC, 3.88%, 09/25/18@	198,418	185,875
MEG Energy Corp., 3.75%, 03/31/20 (Canada)@	575,540	553,097
Seadrill Operating LP, 4.00%, 02/21/21@	250,126	199,409
Total Energy		938,381

Financials–1.0%
Delos Finance Sarl, 3.50%, 03/06/21 (Luxembourg)@	633,000	634,741
Level 3 Financing, Inc, 4.50%, 01/31/22@	110,000	110,739

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Financials (continued)
Realogy Group LLC, 3.75%, 03/05/20@	$496,231	$496,387
TransUnion LLC, 4.00%, 04/09/21@	144,540	144,732
Walter Investment Management Corp., 4.75%, 12/18/20@	396,985	365,325
Total Financials		1,751,924

Health Care–1.0%
CHS/Community Health Systems, Inc., 3.43%, 12/31/18@	270,572	270,980
Davita HealthCare Partners, Inc., 3.50%, 06/24/21@	108,183	108,581
Endo Luxemburg Finance I Co. Sarl, 3.25%, 02/28/21@	297,000	297,705
Hologic, Inc., 3.25%, 08/01/19@	463,737	465,154
IASIS Healthcare LLC, 4.50%, 05/03/18@	219,938	220,679
RPI Finance Trust, 3.25%, 11/09/18@	412,015	413,389
Valeant Pharmaceuticals International, Inc., 3.50%, 02/13/19 (Canada)@	259,734	260,526
Total Health Care		2,037,014

Industrials–1.5%
Air Canada, 5.50%, 09/26/19@	233,238	236,547
Alliant Techsystems, Inc., 3.50%, 11/02/20@	332,214	332,976
American Airlines, Inc, 4.25%, 10/10/21@	254,000	255,858
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	611,758	615,070
AWAS Finance Luxembourg 2012 SA, 3.50%, 07/16/18@	505,416	506,361
DigitalGlobe, Inc., 0.00%, 01/31/20@(b)	168,370	168,923
Headwaters, Inc., 4.50%, 03/12/22@	23,000	23,129
McJunkin Red Man Corp., 5.00%, 11/09/19@	84,710	81,851
Nortek, Inc., 3.50%, 10/30/20@	482,360	480,310
TransDigm, Inc., 3.75%, 06/04/21@	173,688	173,530
United Airlines, Inc., 3.75%, 09/15/21@	267,655	269,261
Total Industrials		3,143,816

Information Technology–1.9%
Avago Technologies Cayman Ltd., 3.75%, 05/06/21 (Cayman Islands)@	620,005	622,119
First Data Corp., 3.67%, 03/24/18@	732,000	732,732

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Shares/Principal	Value
TERM LOANS (continued)

Information Technology (continued)
Genpact International, Inc, 3.50%, 08/30/19@	$827,624	$829,900
Infor U.S., Inc., 3.75%, 06/03/20@	242,087	240,234
Interactive Data Corp., 4.75%, 05/02/21@	294,661	296,349
Kronos Inc., 4.50%, 10/30/19@	431,462	432,963
SunGard Data Systems, Inc., 4.00%, 03/08/20@	485,000	487,197
U.S. LLC 2, 4.00%, 08/06/21@	251,370	250,176
Total Information Technology		3,891,670

Materials–0.5%
AZ Chem U.S., Inc., 4.50%, 06/12/21@	90,214	90,502
Crown Americas LLC, 4.00%, 02/18/22@	228,428	230,855
FMG Resources Pty. Ltd., 3.75%, 06/30/19 (Australia)@	635,738	575,956
Ineos U.S. Finance LLC, 3.75%, 05/04/18@	196,255	195,233
Total Materials		1,092,546

Telecommunication Services–0.7%
Crown Castle Operating Co., 3.00%, 01/31/21@	663,905	663,205
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	225,798
Windstream Corp., 3.50%, 01/23/20@	561,444	562,614
Total Telecommunication Services		1,451,617

Utilities–0.3%
NRG Energy, Inc., 2.75%, 07/01/18@	633,410	632,356

Total Term Loans (Cost $26,172,770)		26,050,961

MONEY MARKET FUND–0.9%

BofA Cash Reserves Money Market Fund - Capital Class, 0.05%(c) (Cost $1,738,498)	1,738,498	1,738,498

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value

REPURCHASE AGREEMENTS–0.9%(d)

BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.12%, total to be received $422,577, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.09%, 04/17/15-07/15/37, totaling $431,028)	$422,576	$422,576
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $272,338, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $277,784)	272,337	272,337
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $422,578, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $431,028)	422,576	422,576
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $422,577, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $431,029)	422,576	422,576
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $275,510, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $281,019)	275,509	275,509

Total Repurchase Agreements (Cost $1,815,574)		1,815,574

Total Investments–100.7% (Cost $199,570,427)		198,714,806
Liabilities in Excess of Other Assets–(0.7%)		(1,474,552)
Net Assets–100.0%		$197,240,254

PLC — Public Limited Company

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

#	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2015.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,791,970; the aggregate market value of the collateral held by the fund is $5,915,290. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,099,716.

(b)	This Loan will settle after March 31, 2015 at which time the interest rate will be determined.

(c)	Rate shown reflects the 7-day yield as of March 31, 2015.

(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

% of
SUMMARY OF SCHEDULE OF INVESTMENTS	Net Assets
Asset Backed Securities	27.4%
Commercial Mortgage Backed Securities	19.5
Consumer Discretionary	7.4
Consumer Staples	1.2
Energy	1.4
Financials	13.1
Fixed Income	0.6
Health Care	2.7
Industrials	6.9
Information Technology	2.4
Materials	0.8
Non-Agency Mortgage-Backed Securities	0.3
Residential Mortgage Backed Securities	9.7
Telecommunication Services	1.7
U.S. Government Agency Securities	0.8
U.S. Treasury Note	2.0
Utilities	1.0
Money Market Fund	0.9
Repurchase Agreements	0.9
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–13.5%
Chemicals–0.9%
Tronox Finance LLC, 6.38%, 08/15/20	$250,000	$245,625

Commercial Services–1.0%
United Rentals North America, Inc., 7.38%, 05/15/20	250,000	271,406

Distribution/Wholesale–1.1%
HD Supply, Inc., 11.50%, 07/15/20	250,000	290,313

Diversified Financial Services–0.9%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	243,750

Electric–1.8%
Dynegy, Inc., 6.75%, 11/01/19	250,000	259,062
GenOn Energy, Inc., 9.88%, 10/15/20	250,000	254,375
Total Electric		513,437

Entertainment–0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21	124,000	123,690

Healthcare - Services–1.0%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	263,125

Home Builders–0.9%
Lennar Corp., 4.50%, 06/15/19	250,000	258,750

Lodging–1.7%
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21	250,000	220,000
MGM Resorts International, 6.75%, 10/01/20	250,000	268,750
Total Lodging		488,750

Oil & Gas–0.8%
Linn Energy LLC, 6.50%, 05/15/19	250,000	211,406

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)

Real Estate–1.0%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	$250,000	$263,125

Software–1.0%
First Data Corp., 12.63%, 01/15/21	250,000	296,875

Telecommunications–0.9%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	238,438

Total Corporate Bonds (Cost $3,722,043)		3,708,690

TERM LOANS–83.7%

Aerospace & Defense–3.5%
Hamilton Sundstrand Industrial, 4.00%, 12/13/19 (Luxembourg)@	500,000	475,158
TransDigm, Inc., 3.75%, 02/28/20@	498,724	498,632
Total Aerospace & Defense		973,790

Airlines–0.9%
Landmark Aviation, 8.25%, 01/25/21@	250,000	248,750

Auto Parts & Equipment–4.6%
Cooper-Standard Automotive, 4.00%, 04/04/21@	500,000	498,307
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	500,000	499,437
Goodyear Tire & Rubber Co. (The), 4.75%, 04/30/19@	250,000	252,969
Total Auto Parts & Equipment		1,250,713

Building Materials–1.8%
GYP Holdings III Corp., 4.75%, 04/01/21@	500,000	487,815

Chemicals–2.7%
MacDermid, Inc., 4.75%, 06/07/20@	249,375	251,401
Univar, Inc., 5.00%, 06/30/17@	500,000	499,965
Total Chemicals		751,366

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Commercial Services–9.2%
Acosta Holdco, Inc., 5.00%, 09/26/21@	$500,000	$505,742
Allied Security Holdings LLC, 4.25%, 02/12/21@	498,802	499,425
Brickman Group Ltd. LLC (The), 7.50%, 12/17/21@	250,000	251,329
Interactive Data Corp., 4.75%, 04/30/21@	500,000	502,865
ServiceMaster Co. LLC (The), 4.25%, 07/01/21@	500,000	499,250
TransUnion LLC, 4.00%, 04/09/21@	249,370	249,702
Total Commercial Services		2,508,313

Distribution/Wholesale–0.9%
Spin Holdco, Inc., 4.25%, 11/14/19@	249,375	248,985

Diversified Financial Services–0.9%
AlixPartners LLP, 4.00%, 07/10/20@	249,407	250,290

Entertainment–2.7%
Great Wolf Resorts, Inc., 5.75%, 08/06/20@	249,365	250,301
Scientific Games International, Inc., 6.00%, 10/01/21@	500,000	501,840
Total Entertainment		752,141

Environmental Control–0.9%
Waste Industries USA, Inc., 4.25%, 02/27/20@	250,000	251,133

Food–4.7%
Albertsons LLC, 5.38%, 03/21/19@	500,000	504,343
Sprouts Farmers Markets Holdings LLC, 4.00%, 04/23/20@	248,314	249,323
U.S. Foods, Inc., 4.50%, 03/31/19@	500,000	500,835
Total Food		1,254,501

Hand/Machine Tools–0.9%
Apex Tool Group LLC, 4.50%, 01/31/20@	249,364	246,247

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Healthcare - Services–1.8%
CHS/Community Health Systems, Inc., 4.25%, 01/27/21@	$498,737	$501,767

Household Products/Wares–1.8%
Reynolds Group Holdings, Inc., 4.50%, 12/01/18@	487,336	490,077

Insurance–1.8%
HUB International Ltd., 4.25%, 10/02/20@	249,370	247,722
USI, Inc., 4.25%, 12/27/19@	250,000	250,730
Total Insurance		498,452

Internet–0.9%
Zayo Group LLC, 4.00%, 07/02/19@	249,360	250,069

Leisure Time–4.6%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	249,372	248,983
Bombardier Recreational Products, Inc., 4.00%, 01/30/19 (Canada)@	250,000	250,313
ClubCorp Club Operations, Inc., 4.50%, 07/24/20@	500,000	503,594
Leslie's Poolmart, 4.25%, 10/16/19@	250,000	248,958
Total Leisure Time		1,251,848

Lodging–2.9%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	250,000	237,187
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	249,372	222,097
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	250,000	250,625
SLS Las Vegas, 13.00%, 05/02/17@	100,000	88,500
Total Lodging		798,409

Machinery-Diversified–1.8%
Rexnord, 4.00%, 08/21/20@	499,367	500,024

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Media–3.6%
Charter Communications, 4.25%, 09/12/21@	$500,000	$504,862
iHeartCommunications, Inc., 6.93%, 01/30/19@	250,000	238,211
Tribune Co., 4.00%, 12/27/20@	250,000	250,563
Total Media		993,636

Mining–1.6%
FMG Resources Pty. Ltd., 3.75%, 06/30/19 (Australia)@	498,734	451,836

Miscellaneous Manufacturing–0.9%
Gates Global LLC, 4.25%, 07/05/21@	249,373	248,735

Packaging & Containers–5.5%
Ardagh Holdings USA, Inc., 4.00%, 12/17/19@	500,000	502,500
BWAY Holding Co., 5.50%, 08/14/20@	498,744	504,148
SIG Combibloc, 5.25%, 03/11/22@	500,000	505,280
Total Packaging & Containers		1,511,928

Pharmaceuticals–0.9%
Par Pharmaceutical Cos., Inc., 4.00%, 09/30/19@	250,000	249,981

Retail–17.4%
BJ's Wholesale Club, Inc., 4.50%, 09/26/19@	500,000	501,052
Burger King, 4.50%, 12/12/21@	495,585	501,022
CEC Entertainment, Inc., 4.00%, 02/15/21@	498,741	494,110
Dollar Tree, Inc., 4.25%, 03/09/22@	250,000	252,934
Doosan Infracore International, Inc., 4.50%, 05/28/21@	249,319	252,436
Jo-Ann Stores LLC, 4.00%, 03/16/18@	241,503	240,749
Michaels Stores, Inc., 4.00%, 01/28/20@	250,000	251,228
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	500,000	499,063
NPC International, Inc., 4.00%, 12/28/18@	249,357	244,370
PetSmart, Inc., 5.00%, 03/11/22@	500,000	504,329
Pilot Travel Centers LLC, 4.25%, 10/01/21@	498,747	504,000
Rite Aid Corp., 5.75%, 08/21/20@	250,000	253,125
Smart & Final Stores LLC, 4.75%, 11/15/19@	250,000	251,641
Total Retail		4,750,059

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal/Shares	Value
TERM LOANS (continued)
Semiconductors–1.8%
Freescale Semiconductor, Inc., 5.00%, 01/15/21@	$500,000	$503,160

Software–0.9%
Infor U.S., Inc., 3.75%, 06/03/20@	249,357	247,448

Telecommunications–1.8%
Level 3 Financing, Inc., 4.50%, 01/31/22@	500,000	503,360

Total Term Loans (Cost $22,990,319)		22,974,833

MONEY MARKET FUND–35.0%

JP Morgan U.S. Government Money Market Fund - Institutional Class, 0.01%(a) (Cost $9,617,413)	9,617,413	9,617,413

Total Investments–132.2% (Cost $36,329,775)		36,300,936
Liabilities in Excess of Other Assets–(32.2%)		(8,835,686)
Net Assets–100.0%		$27,465,250

ETF	- Exchange Traded Fund

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Total Return Swaps contracts outstanding as of March 31, 2015:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	2,500,000	(0.17)%	06/20/2015	$2,500,000	$2,495,660	$(4,340)
iBoxx USD Liquid Leveraged Loans	1,000,000	(0.15)%	09/20/2015	1,000,000	997,268	(2,732)
Net Unrealized Depreciation						$(7,072)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2015 (Unaudited)
SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace & Defense	3.5%
Airlines	0.9
Auto Parts & Equipment	4.6
Building Materials	1.8
Chemicals	3.6
Commercial Services	10.2
Distribution/Wholesale	2.0
Diversified Financial Services	1.8
Electric	1.8
Entertainment	3.2
Environmental Control	0.9
Food	4.7
Hand/Machine Tools	0.9
Healthcare - Services	2.8
Home Builders	0.9
Household Products/Wares	1.8
Insurance	1.8
Internet	0.9
Leisure Time	4.6
Lodging	4.6
Machinery-Diversified	1.8
Media	3.6
Mining	1.6
Miscellaneous Manufacturing	0.9
Oil & Gas	0.8
Packaging & Containers	5.5
Pharmaceuticals	0.9
Real Estate	1.0
Retail	17.4
Semiconductors	1.8
Software	1.9
Telecommunications	2.7
Money Market Fund	35.0
Total Investments	132.2
Liabilities in Excess of Other Assets	(32.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–65.5%

Advertising–2.6%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$8,602,000	$5,419,260
Sitel LLC/Sitel Finance Corp., 11.00%, 08/01/17‡	5,456,000	5,674,240
Total Advertising		11,093,500

Agriculture–3.5%
Alliance One International, Inc., 9.88%, 07/15/21(a)	8,728,000	7,724,280
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	7,726,000	7,339,700
Total Agriculture		15,063,980

Auto Manufacturers–1.6%
Navistar International Corp., 8.25%, 11/01/21(a)	6,864,000	6,700,980

Auto Parts & Equipment–3.9%
Titan International, Inc., 6.88%, 10/01/20(a)	8,315,000	7,244,444
UCI International, Inc., 8.63%, 02/15/19	10,277,000	9,352,070
Total Auto Parts & Equipment		16,596,514

Banks–1.9%
Creditcorp, 12.00%, 07/15/18‡	9,258,000	8,285,910

Beverages–1.6%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	6,603,000	6,702,045

Coal–3.6%
Arch Coal, Inc., 8.00%, 01/15/19‡(a)	13,473,000	6,509,143
Murray Energy Corp., 8.63%, 06/15/21‡	8,570,000	8,998,500
Total Coal		15,507,643

Commercial Services–4.9%
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	8,698,000	8,469,678
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	7,703,000	7,510,425

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Stonemor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21	$4,938,000	$5,209,590
Total Commercial Services		21,189,693

Computers–1.3%
DynCorp International, Inc., 10.38%, 07/01/17(a)	6,310,000	5,552,800

Diversified Financial Services–1.8%
CNG Holdings, Inc., 9.38%, 05/15/20‡	10,552,000	7,623,820

Electrical Components & Equipment–1.8%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	8,071,000	7,828,870

Electronics–1.1%
Kemet Corp., 10.50%, 05/01/18(a)	4,455,000	4,566,375

Entertainment–0.8%
Gibson Brands, Inc., 8.88%, 08/01/18‡	3,270,000	3,290,438

Food–3.5%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡	8,046,000	8,146,575
Simmons Foods, Inc., 7.88%, 10/01/21‡(a)	6,807,000	6,738,930
Total Food		14,885,505

Forest Products & Paper–1.4%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19(a)	6,617,000	6,203,438

Healthcare - Services–5.3%
21st Century Oncology, Inc., 8.88%, 01/15/17(a)	5,236,000	5,386,535
Lantheus Medical Imaging, Inc., 9.75%, 05/15/17(a)	7,976,000	7,846,390
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡(a)	9,727,000	9,435,189
Total Healthcare - Services		22,668,114

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Leisure Time–1.4%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	$6,021,000	$5,975,843

Media–1.9%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	7,675,000	7,962,813

Metal Fabricate/Hardware–1.3%
American Piping Products, Inc., 12.88%, 11/15/17‡	5,331,000	5,410,965

Miscellaneous Manufacturing–1.5%
Koppers, Inc., 7.88%, 12/01/19	6,230,000	6,261,150

Oil & Gas–3.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23‡	1,885,000	1,915,631
Quicksilver Resources, Inc., 7.00%, 06/21/19‡^(a)	7,306,000	4,091,360
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡(a)	11,308,000	8,141,760
Total Oil & Gas		14,148,751

Oil & Gas Services–1.5%
Seitel, Inc., 9.50%, 04/15/19(a)	7,217,000	6,314,875

Pharmaceuticals–2.8%
BioScrip, Inc., 8.88%, 02/15/21‡	7,797,000	7,036,793
NBTY, Inc., 9.00%, 10/01/18	4,920,000	5,141,400
Total Pharmaceuticals		12,178,193

Semiconductors–1.3%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(a)	5,645,000	5,419,200

Telecommunications–8.7%
Avaya, Inc., 9.00%, 04/01/19‡(a)	6,448,000	6,641,440
EarthLink Holdings Corp., 8.88%, 05/15/19(a)	6,770,000	7,006,949
Sprint Corp., 7.25%, 09/15/21	4,700,000	4,741,125
Syniverse Holdings, Inc., 9.13%, 01/15/19	4,230,000	4,187,700

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	$9,901,000	$9,603,395
Windstream Corp., 7.75%, 10/01/21	5,665,000	5,679,163
Total Telecommunications		37,859,772

Transportation–1.2%
Era Group, Inc., 7.75%, 12/15/22(a)	5,455,000	5,291,350

Total Corporate Bonds (Cost $301,257,871)		280,582,537

FOREIGN BONDS–11.5%

Mining–4.7%
AuRico Gold, Inc., 7.75%, 04/01/20 (Canada)‡	7,320,000	7,210,200
HudBay Minerals, Inc., 9.50%, 10/01/20 (Canada)	3,980,000	4,159,100
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	10,380,000	8,641,350
Total Mining		20,010,650

Oil & Gas–5.2%
CHC Helicopter SA, 9.38%, 06/01/21 (Canada)(a)	8,427,250	5,182,759
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (Canada)‡^ (a)	5,211,000	338,715
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡(a)	8,141,000	7,489,720
Teine Energy Ltd., 6.88%, 09/30/22 (Canada)‡	10,545,000	9,648,675
Total Oil & Gas		22,659,869

Transportation–1.6%
Global Ship Lease, Inc., 10.00%, 04/01/19 (Marshall Islands)‡	6,535,000	6,861,750

Total Foreign Bonds (Cost $57,246,037)		49,532,269

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
COMMON STOCKS–0.9%
Oil & Gas–0.9%
Twin Butte Energy Ltd. (Canada) (Cost $9,054,293)	6,583,267	$3,759,045

TERM LOANS–18.8%

Agriculture–1.8%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20@	$7,623,484	7,542,485
North Atlantic Trading Co., Inc., 8.75%, 01/13/20@	279,410	276,441
Total Agriculture		7,818,926

Apparel–1.4%
SK Spice Sarl, 9.50%, 09/30/18 (Luxembourg) @	5,868,274	5,901,283

Chemicals–1.8%
American Pacific Corp., 7.00%, 02/27/19@	7,892,582	7,936,978

Food–3.5%
Flavors Holdings, Inc., 6.75%, 10/07/20@	6,825,000	6,628,781
Shearer's Foods LLC, 7.75%, 06/30/22@	8,931,000	8,852,853
Total Food		15,481,634

Forest Products & Paper–1.8%
NewPage Corp., 9.50%, 02/11/21@	7,834,334	7,534,044

Healthcare - Services–1.7%
Radnet Management, Inc., 8.00%, 03/25/21@	7,300,000	7,217,875

Oil & Gas–1.7%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	8,955,000	7,119,225

Software–1.8%
Greenway Medical Technologies, 9.25%, 11/04/21@	7,753,846	7,618,154

Telecommunications–1.7%
Global Tel*Link Corp, 9.00%, 11/20/20@	7,375,000	7,239,042

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal/Shares	Value
TERM LOANS (continued)
Transportation–1.6%
YRC Worldwide, Inc., 8.25%, 02/13/19@	$6,852,827	$6,790,741

Total Term Loans (Cost $82,958,427)		80,657,902

MONEY MARKET FUND–1.3%
BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.02%(b) (Cost $5,646,515)	5,646,515	5,646,515

REPURCHASE AGREEMENTS–21.0% (c)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $13,519,204, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $13,789,534)	$13,519,151	13,519,151
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $20,977,321, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $21,396,761)	20,977,216	20,977,216
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $20,977,280, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $21,396,809)	20,977,216	20,977,216
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $13,676,642, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $13,950,117)	13,676,585	13,676,585

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $20,977,292, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $21,396,760)	$20,977,216	$20,977,216
Total Repurchase Agreements (Cost $90,127,384)		90,127,384

Total Investments–119.0% (Cost $546,290,527)		510,305,652
Liabilities in Excess of Other Assets–(19.0%)		(81,297,780)
Net Assets–100.0%		$429,007,872

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
^	Is In Default.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $89,130,044; the aggregate market value of the collateral held by the fund is $91,959,860. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,832,476.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	2.6%
Agriculture	5.3
Apparel	1.4
Auto Manufacturers	1.6
Auto Parts & Equipment	3.9
Banks	1.9
Beverages	1.6
Chemicals	1.8
Coal	3.6
Commercial Services	4.9
Computers	1.3
Diversified Financial Services	1.8
Electrical Components & Equipment	1.8
Electronics	1.1
Entertainment	0.8
Food	7.0
Forest Products & Paper	3.2
Healthcare - Services	7.0
Leisure Time	1.4
Media	1.9
Metal Fabricate/Hardware	1.3
Mining	4.7
Miscellaneous Manufacturing	1.5
Oil & Gas	11.1
Oil & Gas Services	1.5
Pharmaceuticals	2.8
Semiconductors	1.3
Software	1.8
Telecommunications	10.4
Transportation	4.4
Money Market Fund	1.3
Repurchase Agreements	21.0
Total Investments	119.0
Liabilities in Excess of Other Assets	(19.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS-54.6%
Banks–2.6%
Wells Fargo & Co.	2,099	$114,186

Building Materials–2.3%
Masco Corp.	3,850	102,795

Computers–1.8%
Apple, Inc.	650	80,880

Gas–2.1%
Atmos Energy Corp.	1,700	94,010

Home Builders–1.1%
Lennar Corp., Class A	989	51,240

Insurance–7.8%
American International Group, Inc.	2,199	120,483
Aon PLC (United Kingdom)	1,352	129,953
Validus Holdings Ltd.	2,275	95,778
Total Insurance		346,214

Mining–9.9%
Aluminum Corp. of China Ltd. (China)*(a)	8,750	109,199
Franco-Nevada Corp. (Canada)	2,068	100,381
Royal Gold, Inc.	1,685	106,340
Sandstorm Gold Ltd. (Canada)*(b)	13,921	45,661
Stillwater Mining Co.*	5,862	75,737
Total Mining		437,318

Pharmaceuticals–1.9%
Merck & Co., Inc.	1,500	86,220

Pipelines–2.1%
Kinder Morgan, Inc.	2,239	94,172

Real Estate–2.1%
WP Carey, Inc.	1,400	95,200

Real Estate Investment Trusts–4.7%
Equity Residential	700	54,502
Essex Property Trust, Inc.	241	55,406

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Senior Housing Properties Trust	4,419	$98,058
Total Real Estate Investment Trusts		207,966

Semiconductors–3.1%
Intel Corp.	4,441	138,870

Software–3.5%
Microsoft Corp.	2,123	86,311
Oracle Corp.	1,600	69,040
Total Software		155,351

Telecommunications–7.0%
BCE, Inc. (Canada)	1,925	81,543
Cisco Systems, Inc.	4,632	127,496
Verizon Communications, Inc.	2,123	103,241
Total Telecommunications		312,280

Transportation–2.6%
Union Pacific Corp.	1,057	114,484

Total Common Stocks (Cost $2,295,248)		2,431,186

EXCHANGE TRADED FUNDS-33.7%
Debt Fund–21.8%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2,823	73,709
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2,791	73,543
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF(b)	2,782	73,516
iShares 20+ Year Treasury Bond ETF	369	48,225
iShares Core U.S. Aggregate Bond ETF	962	107,196
iShares Floating Rate Bond ETF	1,986	100,571
iShares iBoxx $ Investment Grade Corporate Bond ETF	888	108,078
iShares International Preferred Stock ETF	3,937	79,094
PIMCO Enhanced Short Maturity Active ETF	437	44,203
PowerShares Senior Loan Portfolio	4,495	108,284
Schwab U.S. Aggregate Bond ETF	2,030	107,407

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS (continued)
Debt Fund (continued)
SPDR Barclays Long Term Treasury ETF	630	$47,389
Total Debt Fund		971,215

Equity Fund–11.9%
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	1,030	111,250
Schwab U.S. Large-Cap ETF	2,200	109,054
Schwab U.S. Mid-Cap ETF	2,600	112,268
SPDR S&P International Dividend ETF	2,015	84,469
SPDR S&P Retail ETF	1,130	114,175
Total Equity Fund		531,216
Total Exchange Traded Funds (Cost $1,510,832)		1,502,431

MONEY MARKET FUND–12.5%
Dreyfus Government Cash Management – Investor Shares, 0.01%(c) (Cost $558,282)	558,282	558,282
REPURCHASE AGREEMENT–2.1%(d)
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $95,164, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $97,067)
(Cost $95,164)	$95,164	95,164
Total Investments–102.9% (Cost $4,459,526)		4,587,063
Liabilities in Excess of Other Assets–(2.9)%		(130,548)
Net Assets–100.0%		$4,456,515

ETF - Exchange Traded Fund
PLC - Public Limited Company

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $89,459; the aggregate market value of the collateral held by the fund is $95,164.
(c)	Rate shown reflects the 7-day yield as of March 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	2.6%
Building Materials	2.3
Computers	1.8
Debt Fund	21.8
Equity Fund	11.9
Gas	2.1
Home Builders	1.1
Insurance	7.8
Mining	9.9
Pharmaceuticals	1.9
Pipelines	2.1
Real Estate	2.1
Real Estate Investment Trusts	4.7
Semiconductors	3.1
Software	3.5
Telecommunications	7.0
Transportation	2.6
Money Market Fund	12.5
Repurchase Agreement	2.1
Total Investments	102.9
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED NOTE–0.1%
Equity Fund–0.1%
JPMorgan Alerian MLP Index ETN (Cost $6,570)	144	$6,163

EXCHANGE TRADED FUNDS-90.5%
Commodity Fund–1.4%
SPDR Gold Shares*	859	97,634
Currency Fund–0.0%**
WisdomTree Indian Rupee Strategy Fund*	125	2,668
Debt Funds–26.4%
AdvisorShares Sage Core Reserves ETF†(a)	3,500	347,795
Guggenheim Enhanced Short Duration ETF(a)	6,955	348,167
iShares Short Treasury Bond ETF(a)	4,090	451,005
SPDR Barclays 1-3 Month T-Bill ETF*(a)	9,821	449,114
SPDR SSgA Ultra Short Term Bond ETF	7,224	289,249
Total Debt Funds		1,885,330
Equity Funds–62.7%
EGShares India Consumer ETF	549	19,583
EGShares India Small Cap ETF	2,706	47,491
First Trust Dow Jones Internet Index Fund*	1,185	76,930
First Trust Europe AlphaDEX Fund	350	10,833
Global X Brazil Consumer ETF	2,840	32,575
Global X Brazil Financials ETF	973	7,294
Global X Brazil Mid Cap ETF	10,516	93,098
Global X MSCI Nigeria ETF	1,375	12,939
Guggenheim China Small Cap ETF	6,857	185,688
Guggenheim China Technology ETF	1,450	55,527
Guggenheim Raymond James SB-1 Equity ETF	4,771	174,475
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	320	29,324
Guggenheim S&P 500 Equal Weight Energy ETF	281	18,515
Guggenheim S&P 500 Equal Weight ETF	5,884	476,897
Guggenheim S&P 500 Equal Weight Financials ETF	288	12,833
Guggenheim S&P 500 Equal Weight Healthcare ETF	315	48,894
Guggenheim S&P 500 Equal Weight Technology ETF	614	56,427

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Funds (continued)
Guggenheim S&P Midcap 400 Pure Growth ETF	447	$59,388
iShares Core S&P Small-Cap ETF	133	15,698
iShares Global Materials ETF	250	14,210
iShares Japan Large-Cap ETF	112	6,028
iShares Micro-Cap ETF	1,243	98,296
iShares MSCI EAFE ETF	2,504	160,682
iShares MSCI Emerging Markets ETF	307	12,320
iShares MSCI Europe Financials ETF	1,661	38,153
iShares MSCI Frontier 100 ETF	1,790	53,235
iShares MSCI Germany Small-Cap ETF, Class C	564	22,227
iShares MSCI Hong Kong Small-Cap ETF	1,396	38,139
iShares MSCI India Small-Cap ETF	80	2,871
iShares MSCI Poland Capped ETF	230	5,377
iShares MSCI Taiwan ETF	2,087	32,849
iShares MSCI Turkey ETF	33	1,531
iShares MSCI United Kingdom ETF	1,442	25,970
iShares MSCI United Kingdom Small-Cap ETF	1,953	75,034
iShares MSCI USA Momentum Factor ETF	5,318	373,377
iShares Nasdaq Biotechnology ETF	136	46,706
iShares North American Natural Resources ETF	5,595	210,036
iShares Russell 1000 Growth ETF	2,764	273,415
iShares Russell 1000 Value ETF	1,052	108,440
iShares Russell 2000 Growth ETF	1,209	183,224
iShares U.S. Broker-Dealers ETF	601	25,747
iShares U.S. Healthcare Providers ETF	208	27,676
iShares U.S. Medical Devices ETF	437	52,567
iShares U.S. Pharmaceuticals ETF	124	21,380
Market Vectors ChinaAMC A-Share ETF*	1,181	62,227
Market Vectors Egypt Index ETF	366	20,589
Market Vectors Global Alternative Energy ETF	653	37,894
Market Vectors Gulf States Index ETF	313	8,138
Market Vectors Indonesia Index ETF	1,278	31,503
Market Vectors Russia ETF	3,390	57,664
Market Vectors Russia Small-Cap ETF	714	15,144
Market Vectors Semiconductor ETF	485	26,821
PowerShares DWA Healthcare Momentum Portfolio*	1,680	101,808

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Funds (continued)
PowerShares Fundamental Pure Small Growth Portfolio	6,476	$166,043
PowerShares S&P SmallCap Financials Portfolio	806	33,667
PowerShares S&P SmallCap Information Technology Portfolio	863	45,489
SPDR Russell/Nomura Small Cap Japan ETF	2,039	106,426
SPDR S&P Emerging Asia Pacific ETF	156	13,731
SPDR S&P Emerging Markets SmallCap ETF	2,099	93,930
Vanguard FTSE All World ex-US Small-Cap ETF	250	24,815
Vanguard REIT ETF	83	6,978
Vanguard Small-Cap ETF	1,584	194,135
WisdomTree Europe SmallCap Dividend Fund	947	52,701
Yorkville High Income Infrastructure MLP ETF	1,540	30,829
Total Equity Funds		4,474,431
Total Exchange Traded Funds (Cost $6,248,268)		6,460,063

MONEY MARKET FUND–8.3%
JP Morgan Prime Money Market Fund - Institutional Class, 0.04% (b) (Cost $589,344)	589,344	589,344
Total Investments Before Securities Sold, Not Yet Purchased (Cost $6,844,182)		7,055,570

Securities Sold, Not Yet Purchased–(6.6)%

EXCHANGE TRADED FUNDS–(6.6)%

Currency Funds–(5.2)%
CurrencyShares British Pound Sterling Trust*	(662)	(96,394)
CurrencyShares Euro Trust*	(1,302)	(137,634)
CurrencyShares Japanese Yen Trust*	(1,657)	(134,250)
Total Currency Funds		(368,278)

Equity Funds–(1.4)%
iShares Russell 2000 Value ETF	(922)	(95,160)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
SPDR EURO STOXX 50 ETF	(137)	$(5,318)
Total Equity Funds		(100,478)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(505,188)]		(468,756)

Total Investments–92.3% (Cost $6,338,994)		6,586,814
Other Assets in Excess of Liabilities–7.7%		548,385
Net Assets–100.0%		$7,135,199

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.
(a)	All or portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $6,046,110, which includes cash in the amount of $511,069 as of March 31, 2015.
(b)	Rate shown reflects the 7-day yield as of March 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	1.4%
Currency Fund	(5.2)
Debt Funds	26.4
Equity Funds	61.4
Money Market Fund	8.3
Total Investments	92.3
Other Assets in Excess of Liabilities	7 .7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND–23.6%
Debt Fund–23.6%
AdvisorShares Sage Core Reserves ETF†
(Cost $29,997,150)	300,000	$29,811,000

MONEY MARKET FUNDS–12.2%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	12,859,367	12,859,367
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04%(a)	2,500,000	2,500,000
Total Money Market Funds
(Cost $15,359,367)		15,359,367

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $45,356,517)		45,170,367

Securities Sold, Not Yet Purchased–(98.3)%

COMMON STOCKS–(98.3)%

Aerospace/Defense–(2.5)%
Triumph Group, Inc.	(53,000)	(3,165,160)

Apparel–(2.8)%
Michael Kors Holdings Ltd.*	(53,600)	(3,524,200)

Auto Manufacturers–(1.4)%
Tesla Motors, Inc.*	(9,500)	(1,793,315)

Banks–(8.7)%
BOK Financial Corp.	(30,000)	(1,836,600)
Comerica, Inc.	(76,300)	(3,443,419)
Deutsche Bank AG (Germany)	(94,000)	(3,264,620)
TCF Financial Corp.	(155,000)	(2,436,600)
Total Banks		(10,981,239)

Computers–(7.3)%
3D Systems Corp.*	(113,000)	(3,098,460)
Diebold, Inc.	(65,000)	(2,304,900)
Electronics For Imaging, Inc.*	(47,000)	(1,962,250)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Computers (continued)
Seagate Technology PLC (Ireland)	(34,600)	$(1,800,238)
Total Computers		(9,165,848)

Distribution/Wholesale–(5.0)%
Fastenal Co.	(104,300)	(4,321,671)
Genuine Parts Co.	(21,200)	(1,975,628)
Total Distribution/Wholesale		(6,297,299)

Diversified Financial Services–(3.8)%
LendingClub Corp.*	(172,000)	(3,379,800)
SLM Corp.*	(150,000)	(1,392,000)
Total Diversified Financial Services		(4,771,800)

Electrical Components & Equipment–(3.0)%
AMETEK, Inc.	(71,000)	(3,730,340)

Energy - Alternate Sources–(1.4)%
SolarCity Corp.*	(35,000)	(1,794,800)

Home Builders–(2.1)%
Winnebago Industries, Inc.	(127,000)	(2,700,020)

Internet–(10.2)%
Amazon.com, Inc.*	(3,350)	(1,246,535)
Netflix, Inc.*	(6,000)	(2,500,140)
Priceline Group, Inc. (The)*	(1,575)	(1,833,536)
TripAdvisor, Inc.*	(25,900)	(2,154,103)
Yelp, Inc.*	(58,000)	(2,746,300)
Zillow Group, Inc., Class A*	(23,300)	(2,336,990)
Total Internet		(12,817,604)

Iron/Steel–(2.1)%
Allegheny Technologies, Inc.	(89,000)	(2,670,890)

Leisure Time–(3.8)%
Harley-Davidson, Inc.	(80,000)	(4,859,200)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware–(2.2)%
Precision Castparts Corp.	(13,400)	$(2,814,000)

Oil & Gas–(1.1)%
Range Resources Corp.	(26,500)	(1,379,060)

Oil & Gas Services–(1.3)%
Flotek Industries, Inc.*	(110,000)	(1,621,400)

Pipelines–(1.0)%
Spectra Energy Corp.	(33,500)	(1,211,695)

Real Estate Investment Trusts–(2.1)%
Parkway Properties, Inc.	(152,500)	(2,645,875)

Retail–(12.8)%
Cabela's, Inc.*	(54,600)	(3,056,508)
Chipotle Mexican Grill, Inc.*	(3,800)	(2,472,052)
Five Below, Inc.*	(91,000)	(3,236,870)
PVH Corp.	(47,100)	(5,018,975)
Vitamin Shoppe, Inc.*	(58,200)	(2,397,258)
Total Retail		(16,181,663)

Semiconductors–(10.4)%
Cree, Inc.*	(73,300)	(2,601,417)
Intersil Corp., Class A	(125,000)	(1,790,000)
Lam Research Corp.	(33,500)	(2,352,873)
Micron Technology, Inc.*	(107,000)	(2,902,910)
QUALCOMM, Inc.	(50,000)	(3,467,000)
Total Semiconductors		(13,114,200)

Software–(9.4)%
Constant Contact, Inc.*	(46,300)	(1,769,123)
Dealertrack Technologies, Inc.*	(48,000)	(1,848,960)
Interactive Intelligence Group, Inc.*	(53,500)	(2,203,130)
NetSuite, Inc.*	(14,400)	(1,335,744)
PROS Holdings, Inc.*	(94,000)	(2,322,740)
VMware, Inc., Class A*	(29,800)	(2,443,898)
Total Software		(11,923,595)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Telecommunications–(3.9)%
CenturyLink, Inc.	(75,000)	$(2,591,250)
Ubiquiti Networks, Inc.	(78,500)	(2,319,675)
Total Telecommunications		(4,910,925)
Total Securities Sold, Not Yet Purchased
[Proceeds Received $(127,122,956)]		(124,074,128)

Total Investments–(62.5)% [(Cost $(81,766,439)]		(78,903,761)
Other Assets in Excess of Liabilities–162.5%		205,214,009
Net Assets–100.0%		$126,310,248

ETF - Exchange Traded Fund

PLC - Public Limited Company

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

Cash of $132,383,007 has been segregated to cover margin requirement for open short sales as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(2.5)%
Apparel	(2.8)
Auto Manufacturers	(1.4)
Banks	(8.7)
Computers	(7.3)
Debt Fund	23.6
Distribution/Wholesale	(5.0)
Diversified Financial Services	(3.8)
Electrical Components & Equipment	(3.0)
Energy - Alternate Sources	(1.4)
Home Builders	(2.1)
Internet	(10.2)
Iron/Steel	(2.1)
Leisure Time	(3.8)
Metal Fabricate/Hardware	(2.2)
Oil & Gas	(1.1)
Oil & Gas Services	(1.3)
Pipelines	(1.0)
Real Estate Investment Trusts	(2.1)
Retail	(12.8)
Semiconductors	(10.4)
Software	(9.4)
Telecommunications	(3.9)
Money Market Fund	12.2
Total Investments	(62.5)
Other Assets in Excess of Liabilities	162.5
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS–40.4%

Agriculture–1.1%
Altria Group, Inc., 4.13%, 09/11/15	$365,000	$370,539

Banks–9.7%
Bank of America Corp., 1.08%, 03/22/16@	410,000	411,556
Bank of America Corp., 5.75%, 08/15/16(a)	265,000	280,488
Capital One Financial Corp., 1.00%, 11/06/15	400,000	400,540
Citigroup, Inc., 4.88%, 05/07/15	220,000	220,777
Citigroup, Inc., 1.06%, 04/01/16@	375,000	376,091
First Horizon National Corp., 5.38%, 12/15/15	325,000	333,444
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/24	370,000	391,476
JPMorgan Chase & Co., 0.80%, 04/23/15	375,000	375,042
JPMorgan Chase & Co., 2.60%, 01/15/16	275,000	278,851
Morgan Stanley, 5.38%, 10/15/15	340,000	348,358
Total Banks		3,416,623

Beverages–1.1%
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	360,000	365,863

Chemicals–1.0%
Dow Chemical Co. (The), 2.50%, 02/15/16	340,000	345,202

Computers–1.1%
Hewlett-Packard Co., 2.13%, 09/13/15	365,000	367,356

Diversified Financial Services–1.5%
American Express Credit Corp., 1.75%, 06/12/15	10,000	10,021
American Express Credit Corp., 0.76%, 07/29/16@	525,000	526,953
Total Diversified Financial Services		536,974

Electric–2.8%
Exelon Corp., 4.90%, 06/15/15	384,000	387,046
Georgia Power Co., 0.59%, 03/15/16@	241,000	240,924
Progress Energy, Inc., 5.63%, 01/15/16	346,000	359,005
Total Electric		986,975

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Food–4.1%
ConAgra Foods, Inc., 1.35%, 09/10/15	$370,000	$370,801
Kraft Foods Group, Inc., 1.63%, 06/04/15	370,000	370,635
Kroger Co. (The), 2.20%, 01/15/17	365,000	371,376
Mondelez International, Inc., 4.13%, 02/09/16	355,000	364,645
Total Food		1,477,457

Household Products/Wares–1.1%
Clorox Co. (The), 3.55%, 11/01/15	365,000	371,225

Insurance–3.8%
American International Group, Inc., 5.05%, 10/01/15	360,000	367,697
Genworth Holdings, Inc., 4.80%, 02/15/24	360,000	304,650
MetLife, Inc., 5.00%, 06/15/15	305,000	307,729
Prudential Financial, Inc., 4.75%, 09/17/15	340,000	346,106
Total Insurance		1,326,182

Internet–1.1%
Amazon.com, Inc., 0.65%, 11/27/15	370,000	370,454

Media–3.1%
Comcast Corp., 5.85%, 11/15/15	355,000	366,599
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.13%, 02/15/16	340,000	346,524
Time Warner, Inc., 3.15%, 07/15/15	365,000	367,675
Total Media		1,080,798

Pharmaceuticals–1.1%
AbbVie, Inc., 1.20%, 11/06/15	370,000	370,594

Pipelines–1.0%
Enterprise Products Operating LLC, 3.20%, 02/01/16	340,000	346,095

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Retail–1.7%
AutoZone, Inc., 5.50%, 11/15/15	$363,000	$373,752
CVS Health Corp., 1.20%, 12/05/16	225,000	226,585
Total Retail		600,337

Savings & Loans–1.1%
Santander Holdings USA, Inc., 3.00%, 09/24/15	365,000	367,888

Telecommunications–1.9%
AT&T, Inc., 2.50%, 08/15/15	368,000	370,511
Verizon Communications, Inc., 2.50%, 09/15/16	279,000	285,039
Total Telecommunications		655,550

Transportation–1.0%
Ryder System, Inc., 3.60%, 03/01/16	355,000	363,527

Trucking & Leasing–1.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 05/11/15‡	370,000	370,791

Total Corporate Bonds (Cost $14,143,823)		14,090,430

FOREIGN BONDS–9.8%

Banks–1.8%
Lloyds Bank PLC, 4.88%, 01/21/16 (United Kingdom)	175,000	180,672
Royal Bank of Canada, 0.46%, 04/29/15 (Canada)@	100,000	100,014
Royal Bank of Canada, 0.72%, 09/09/16 (Canada)@	350,000	351,358
Total Banks		632,044

Beverages–1.3%
Anheuser-Busch InBev Finance, Inc., 0.45%, 01/27/17 (Belgium)@	450,000	449,303

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Chemicals–1.0%
Potash Corp. of Saskatchewan, Inc., 3.75%, 09/30/15 (Canada)	$355,000	$360,138

Diversified Financial Services–0.3%
Nomura Holdings, Inc., 1.72%, 09/13/16 (Japan)@	100,000	101,421

Mining–1.0%
Barrick Gold Corp., 2.90%, 05/30/16 (Canada)	355,000	361,214

Oil & Gas–3.3%
BP Capital Markets PLC, 0.70%, 11/06/15 (United Kingdom)	375,000	375,296
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	376,914
Talisman Energy, Inc., 5.13%, 05/15/15 (Canada)	365,000	366,485
Total Oil & Gas		1,118,695

Telecommunications–1.1%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	370,000	372,428

Total Foreign Bonds (Cost $3,394,118)		3,395,243

ASSET BACKED SECURITIES–13.7%

Diversified Financial Services–13.7%
Ally Auto Receivables Trust, Class A3, Series 2012-5, 0.62%, 03/15/17	130,600	130,642
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.59%, 05/17/21@	300,000	301,244
AmeriCredit Automobile Receivables Trust, Class A2B, Series 2013-5, 0.56%, 03/08/17@	51,131	51,133
AmeriCredit Automobile Receivables Trust, Class A3, Series 2012-3, 0.96%, 01/09/17	1,796	1,797

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services(continued)
AmeriCredit Automobile Receivables Trust, Class B, Series 2013-2, 1.19%, 05/08/18	$180,000	$180,609
BA Credit Card Trust, Class A11, Series 2007-A11, 0.25%, 12/15/19@	295,000	293,540
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.22%, 07/15/20@	525,000	521,602
CarMax Auto Owner Trust, Class A2, Series 2013-4, 0.52%, 11/15/16	79,891	79,879
CarMax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	35,825	35,835
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	151,673	151,609
Chase Issuance Trust, Class A5, Series 2012-A5, 0.59%, 08/15/17	335,000	335,188
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.45%, 05/26/20@	600,000	599,373
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	161,758	161,795
First National Master Note Trust, Class A, Series 2013-2, 0.70%, 10/15/19@	325,000	325,515
GE Equipment Midticket LLC, Class A3, Series 2012-1, 0.60%, 05/23/16	48,034	48,038
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	335,000	334,936
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	153,672	153,639
Hyundai Auto Receivables Trust, Class A2, Series 2014-B, 0.44%, 02/15/17	235,341	235,345
Nissan Auto Receivables Owner Trust, Class A3, Series 2012-B, 0.46%, 10/17/16	87,666	87,662
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	245,000	244,807
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	275,000	275,607

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services(continued)
World Omni Auto Receivables Trust, Class A3, Series 2012-A, 0.64%, 02/15/17	$73,519	$73,540
World Omni Automobile Lease Securitization Trust, Class A2B, Series 2013-A, 0.49%, 05/16/16@	139,614	139,611

Total Asset Backed Securities (Cost $4,760,830)		4,762,946

MORTGAGE BACKED SECURITIES–19.7%

Commercial Mortgage Backed Securities–19.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-5, 5.12%, 10/10/45@	324,969	326,727
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-6, 5.33%, 09/10/47@	286,654	290,043
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-T24, 5.54%, 10/12/41	318,677	334,508
Bear Stearns Commercial Mortgage Securities Trust, Class A4A, Series 2005-T20, 5.14%, 10/12/42	332,578	335,549
CD Commercial Mortgage Trust, Class A4, Series 2005-CD1, 5.23%, 07/15/44@	388,322	390,292
Credit Suisse First Boston Mortgage Securities Corp., Class A5, Series 2005-C4, 5.10%, 08/15/38@	72,671	72,854
Credit Suisse First Boston Mortgage Securities Corp., Class AJ, Series 2005-C6, 5.23%, 12/15/40@	255,000	259,918
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	345,971	347,597
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.37%, 07/25/24@	317,553	317,843
GS Mortgage Securities Trust, Class A2, Series 2011-GC3, 3.65%, 03/10/44‡	366,537	372,868
GS Mortgage Securities Trust, Class AM, Series 2006-GG6, 5.62%, 04/10/38@	350,000	360,075
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2005-LDP2, 4.74%, 07/15/42	101,154	101,008

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities(continued)
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C7, 5.20%, 11/15/30@	$190,133	$191,071
LB-UBS Commercial Mortgage Trust, Class AJ, Series 2005-C3, 4.84%, 07/15/40	305,000	305,474
Merrill Lynch Mortgage Trust, Class A4, Series 2006-C1, 5.87%, 05/12/39@	415,000	428,247
Merrill Lynch Mortgage Trust, Class AM, Series 2005-CKI1, 5.45%, 11/12/37@	500,000	509,467
Morgan Stanley Capital I Trust, Class A4, Series 2006-T21, 5.16%, 10/12/52@	345,000	349,851
Morgan Stanley Capital I Trust, Class A4A, Series 2005-T19, 4.89%, 06/12/47	151,997	152,174
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C21, 5.27%, 10/15/44@	287,461	289,617
Wachovia Bank Commercial Mortgage Trust, Class A4FL, Series 2006-C28, 0.33%, 10/15/48@‡	262,007	259,982
Wachovia Bank Commercial Mortgage Trust, Class A7, Series 2005-C20, 5.12%, 07/15/42@	219,175	219,687
Wachovia Bank Commercial Mortgage Trust, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	295,000	297,322
WFRBS Commercial Mortgage Trust, Class A2, Series 2011-C4, 3.45%, 06/15/44‡	350,000	358,762

Total Mortgage Backed Securities (Cost $6,909,047)		6,870,936

MUNICIPAL BOND–1.7%

State of California, Ad Valorem Property Tax GO, 5.45%, 04/01/15
(Cost $580,000)	580,000	580,000

U.S. TREASURY NOTE–5.4%

U.S. Treasury Note, 0.25%, 09/15/15
(Cost $1,860,093)	1,860,000	1,861,017

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Investments	Principal	Value
MUNICIPAL BOND (continued)

U.S. TREASURY BILL–0.3%

U.S. Treasury Bill, 0.13%, 09/10/15(b)
(Cost $99,940)	$100,000	$99,961

MONEY MARKET FUND–8.4%

JP Morgan US Government Money Market Fund - Institutional Class, 0.01%(c) (Cost $2,920,570)	2,920,570	2,920,570

REPURCHASE AGREEMENTS–0.8%(d)

Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $24,422, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $24,910)	24,422	24,422
Nomura Securities Int. Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $250,001, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $255,000)	250,000	250,000

Total Repurchase Agreements (Cost $274,422)		274,422

Total Investments–100.2% (Cost $34,942,843)		34,855,525
Liabilities in Excess of Other Assets–(0.2%)		(75,767)
Net Assets–100.0%		$34,779,758

GO - General Obligation

LP - Limited Partnership

PLC - Public Limited Company

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $268,204; the aggregate market value of the collateral held by the fund is $274,422.

(b)	Interest rate shown reflects the discount rate at time of purchase.

(c)	Rate shown reflects the 7-day yield as of March 31, 2015.

(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

Futures contracts outstanding as of March 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	Jefferies & Company Inc.	June 2015	(7)	$ (891,428)	$ (902,344)	$ (10,916)

Cash posted as collateral to broker for futures contracts was $90,090 at March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	1.1%
Banks	11.5
Beverages	2.4
Chemicals	2.0
Commercial Mortgage Backed Securities	19.7
Computers	1.1
Diversified Financial Services	15.5
Electric	2.8
Food	4.1
Household Products/Wares	1.1
Insurance	3.8
Internet	1.1
Media	3.1
Mining	1.0
Municipal Bond	1.7
Oil & Gas	3.3
Pharmaceuticals	1.1
Pipelines	1.0
Retail	1.7
Savings & Loans	1.1
Telecommunications	3.0
Transportation	1.0
Trucking & Leasing	1.1
U.S. Treasury Bill	0.3
U.S. Treasury Note	5.4
Money Market Fund	8.4
Repurchase Agreement	0.8
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS-87.7%
Debt Funds–17.4%
AdvisorShares Sage Core Reserves ETF†	2,500	$248,425
iShares 1-3 Year Credit Bond ETF	9,301	981,535
iShares 20+ Year Treasury Bond ETF	228	29,797
iShares iBoxx $ High Yield Corporate Bond ETF	10,001	906,191
iShares JPMorgan USD Emerging Markets Bond ETF	12,308	1,379,972
SPDR Barclays High Yield Bond ETF	12,000	470,640
SPDR Barclays International Corporate Bond ETF	20,000	622,200
Total Debt Funds		4,638,760

Equity Funds–70.3%
Consumer Discretionary Select Sector SPDR Fund	6,089	457,467
Consumer Staples Select Sector SPDR Fund	16,474	802,943
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,366	40,925
Energy Select Sector SPDR Fund	7,875	610,943
Financial Select Sector SPDR Fund	57,360	1,382,950
Health Care Select Sector SPDR Fund	12,414	900,015
Industrial Select Sector SPDR Fund	7,251	404,388
iShares MSCI EAFE ETF	9,653	619,433
iShares MSCI Emerging Markets ETF	31,480	1,263,292
Materials Select Sector SPDR Fund	3,699	180,437
SPDR S&P 500 ETF Trust	51,580	10,647,660
Technology Select Sector SPDR Fund	13,410	555,710
Utilities Select Sector SPDR Fund	5,357	238,012
Vanguard FTSE Developed Markets ETF	15,000	597,450
Total Equity Funds		18,701,625
		–
Total Exchange Traded Funds (Cost $21,778,361)		23,340,385

COMMON STOCKS-1.5%
Apparel–0.8%
Hanesbrands, Inc.	6,572	220,227

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal/ Contracts	Value
COMMON STOCKS (continued)

Computers–0.7%
Apple, Inc.	1,485	$184,779

Total Common Stocks (Cost $275,538)		405,006

MONEY MARKET FUND–4.5%
BlackRock Liquidity Funds-T-Fund Portfolio - Institutional Class, 0.01%(a) (Cost $1,187,995)	1,187,995	1,187,995

U.S.TREASURY NOTE–3.9%
U.S. Treasury Note, 02/15/16, 4.50%(b) (Cost $1,037,502)	$1,000,000	1,036,953

Total Investments Before Written Options - 97.6% (Cost $24,279,396)		25,970,339
WRITTEN PUT OPTION–(0.0)%**
iShares 20+ Year Treasury Bond ETF Option expiring 05/15/15 @ $126.00
[Premium Received $(3,449)]	(25)	(2,900)

WRITTEN CALL OPTIONS–(0.1)%
Energy Select Sector SPDR Fund Option expiring 04/17/15, Strike Price $80.00	(40)	(1,340)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 04/17/15, Strike Price $90.50	(100)	(4,750)
iShares JP Morgan USD Emerging Markets Bond ETF Option expiring 04/17/15, Strike Price $112.00	(60)	(5,550)
iShares MSCI EAFE ETF Option expiring 04/17/15, Strike Price $66.00	(96)	(1,392)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Contracts	Value
WRITTEN CALL OPTIONS–(0.1)% (continued)
iShares MSCI Emerging Markets ETF Option expiring 04/17/15, Strike Price $41.50	(157)	$(1,806)
Total Written Call Options [Premiums Received $(23,472)]		(14,838)
Total Written Options - (0.1)%
[Premiums Received $(26,921)]		(17,738)
Total Investments–97.5% (Cost $24,252,475)		25,952,601
Other Assets in Excess of Liabilities–2.5%		674,193
Net Assets–100.0%		$26,626,794

ETF - Exchange Traded Fund

†	Affiliated Company.
**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of March 31, 2015.
(b)	All or portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,727,311, which includes cash in the amount of $690,431 as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)
March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	0.8%
Computers	0.7
Debt Funds	17.4
Equity Funds	70.3
U.S. Treasury Note	3.9
Written Put Option	0.0 **
Written Call Options	(0.1)
Money Market	4.5
Total Investments	97.5
Other Assets in Excess of Liabilities	2.5
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SUNRISE GLOBAL MULTI-STRATEGY ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS-78.7%
Equity Fund–78.7%
Consumer Discretionary Select Sector SPDR Fund	3,587	$269,491
Consumer Staples Select Sector SPDR Fund	9,927	483,842
Financial Select Sector SPDR Fund	5,406	130,339
Health Care Select Sector SPDR Fund	4,735	343,288
Industrial Select Sector SPDR Fund	423	23,591
Technology Select Sector SPDR Fund	3,529	146,242
Utilities Select Sector SPDR Fund	538	23,903
Total Exchange Traded Funds (Cost $1,351,372)		1,420,696

MONEY MARKET FUND–5.5%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(a) (Cost $98,760)	98,760	98,760
Total Investments–84.2% (Cost $1,450,132)		1,519,456
Other Assets in Excess of Liabilities–15.8%		286,133
Net Assets–100.0%		$1,805,589

(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

Cash posted as collateral to broker for futures contracts was $304,574 at March 31, 2015.

Futures contracts outstanding as of March 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
British Pound Futures	JP Morgan	June 2015	2	$184,093	$185,463	$1,370
Euro Fx Futures	JP Morgan	June 2015	(4)	(540,065)	(537,701)	2,364
Japanese Yen Futures	JP Morgan	June 2015	3	313,020	312,975	(45)
Long Gilt Futures	JP Morgan	June 2015	1	178,687	179,254	567
The Tokyo Price Index Futures	JP Morgan	June 2015	3	389,247	386,116	(3,131)
						$1,125

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SUNRISE GLOBAL MULTI-STRATEGY ETF
Schedule of Investments

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	78.7%
Money Market Fund	5.5
Total Investments	84.2
Other Assets in Excess of Liabilities	15.8
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS-99.9%
Advertising–2.0%
Interpublic Group of Cos., Inc. (The)	98,464	$2,178,023
Omnicom Group, Inc.	27,770	2,165,505
Total Advertising		4,343,528
Aerospace/Defense–1.0%
L-3 Communications Holdings, Inc.	17,136	2,155,537
Agriculture–2.0%
Archer-Daniels-Midland Co.	45,764	2,169,214
Philip Morris International, Inc.	27,880	2,100,200
Total Agriculture		4,269,414
Apparel–1.0%
VF Corp.	28,764	2,166,217
Auto Parts & Equipment–1.0%
Lear Corp.	19,720	2,185,370
Beverages–3.0%
Coca-Cola Enterprises, Inc.	49,099	2,170,176
Dr Pepper Snapple Group, Inc.	27,676	2,172,012
PepsiCo, Inc.	22,535	2,154,797
Total Beverages		6,496,985
Biotechnology–2.9%
Amgen, Inc.	13,260	2,119,611
Biogen, Inc.*	4,960	2,094,310
Gilead Sciences, Inc.*	21,398	2,099,786
Total Biotechnology		6,313,707
Chemicals–5.1%
LyondellBasell Industries N.V., Class A	25,097	2,203,517
Monsanto Co.	19,016	2,140,061
Sherwin-Williams Co. (The)	7,462	2,122,939
Valspar Corp. (The)	25,411	2,135,286
Westlake Chemical Corp.	32,028	2,304,094
Total Chemicals		10,905,897
Commercial Services–2.0%
Gartner, Inc.*	25,906	2,172,218
Moody's Corp.	21,080	2,188,104

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Total Commercial Services		$4,360,322
Computers–5.8%
Apple, Inc.	17,258	2,147,413
DST Systems, Inc.	19,975	2,211,432
EMC Corp.	83,708	2,139,576
Lexmark International, Inc., Class A	49,300	2,087,362
NetApp, Inc.	60,387	2,141,323
SanDisk Corp.	25,688	1,634,271
Total Computers		12,361,377
Cosmetics/Personal Care–2.0%
Coty, Inc., Class A*	88,332	2,143,818
Estee Lauder Cos., Inc. (The), Class A	25,500	2,120,580
Total Cosmetics/Personal Care		4,264,398
Distribution/Wholesale–1.0%
W.W. Grainger, Inc.	9,180	2,164,736
Diversified Financial Services–4.9%
American Express Co.	26,792	2,092,991
Discover Financial Services	37,468	2,111,322
Franklin Resources, Inc.	41,276	2,118,285
Synchrony Financial*	69,020	2,094,757
Visa, Inc., Class A	31,945	2,089,522
Total Diversified Financial Services		10,506,877
Electrical Components & Equipment–1.0%
Emerson Electric Co.	38,014	2,152,353
Electronics–3.0%
Corning, Inc.	92,616	2,100,531
Mettler-Toledo International, Inc.*	6,643	2,183,221
Thermo Fisher Scientific, Inc.	15,946	2,142,186
Total Electronics		6,425,938
Food–2.0%
Hershey Co. (The)	21,080	2,127,183
Ingredion, Inc.	26,911	2,094,214
Total Food		4,221,397

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products–4.0%
C.R. Bard, Inc.	12,771	$2,137,227
Henry Schein, Inc.*	15,234	2,126,971
St. Jude Medical, Inc.	32,504	2,125,762
Varian Medical Systems, Inc.*	23,054	2,169,150
Total Healthcare - Products		8,559,110
Healthcare - Services–4.0%
HCA Holdings, Inc.*	28,347	2,132,545
Health Net, Inc.*	35,429	2,143,100
Humana, Inc.	11,949	2,127,161
UnitedHealth Group, Inc.	18,788	2,222,433
Total Healthcare - Services		8,625,239
Household Products/Wares–1.0%
Kimberly-Clark Corp.	19,880	2,129,347
Housewares–1.0%
Newell Rubbermaid, Inc.	55,012	2,149,319
Insurance–5.0%
Aflac, Inc.	34,136	2,185,045
Aon PLC	22,236	2,137,324
Arch Capital Group Ltd.*	34,680	2,136,288
Chubb Corp. (The)	21,216	2,144,938
Travelers Cos., Inc. (The)	19,912	2,153,085
Total Insurance		10,756,680
Internet–2.0%
eBay, Inc.*	37,761	2,178,055
Priceline Group, Inc. (The)*	1,836	2,137,379
Total Internet		4,315,434
Leisure Time–1.0%
Harley-Davidson, Inc.	35,502	2,156,391
Lodging–2.1%
Marriott International, Inc., Class A	26,792	2,151,933
Starwood Hotels & Resorts Worldwide, Inc.	27,084	2,261,514
Total Lodging		4,413,447

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Machinery - Diversified–3.0%
Cummins, Inc.	15,640	$2,168,330
Deere & Co.	24,282	2,129,289
Rockwell Automation, Inc.	18,700	2,169,012
Total Machinery - Diversified		6,466,631
Media–3.0%
Nielsen N.V.	49,028	2,185,178
Twenty-First Century Fox, Inc., Class A	62,408	2,111,887
Viacom, Inc., Class B	31,298	2,137,653
Total Media		6,434,718
Miscellaneous Manufacturing–4.0%
3M Co.	12,905	2,128,680
Illinois Tool Works, Inc.	21,873	2,124,743
Parker-Hannifin Corp.	18,224	2,164,646
Pentair PLC (United Kingdom)	33,995	2,137,946
Total Miscellaneous Manufacturing		8,556,015
Office/Business Equipment–1.0%
Xerox Corp.	165,580	2,127,703
Oil & Gas–3.9%
Marathon Petroleum Corp.	20,740	2,123,569
Tesoro Corp.	23,042	2,103,504
Valero Energy Corp.	33,592	2,137,123
Western Refining, Inc.	42,695	2,108,706
Total Oil & Gas		8,472,902
Oil & Gas Services–3.0%
Cameron International Corp.*	48,756	2,199,871
Forum Energy Technologies, Inc.*	109,276	2,141,810
National Oilwell Varco, Inc.	44,268	2,212,957
Total Oil & Gas Services		6,554,638
Packaging & Containers–2.0%
Ball Corp.	30,397	2,147,244
Rock-Tenn Co., Class A	33,320	2,149,140
Total Packaging & Containers		4,296,384

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals–5.1%
Merck & Co., Inc.	36,840	$2,117,563
Pfizer, Inc.	62,719	2,181,994
Quintiles Transnational Holdings, Inc.*	33,140	2,219,386
VCA, Inc.*	41,093	2,252,718
Zoetis, Inc.	46,933	2,172,529
Total Pharmaceuticals		10,944,190
Retail–6.0%
AutoZone, Inc.*	3,250	2,217,020
CVS Health Corp.	20,788	2,145,529
Dollar General Corp.*	28,628	2,157,979
Gap, Inc. (The)	50,354	2,181,839
Home Depot, Inc. (The)	19,185	2,179,608
McDonald's Corp.	21,964	2,140,172
Total Retail		13,022,147
Semiconductors–4.1%
Intel Corp.	71,712	2,242,435
Linear Technology Corp.	46,756	2,188,181
QUALCOMM, Inc.	31,859	2,209,103
Texas Instruments, Inc.	37,078	2,120,305
Total Semiconductors		8,760,024
Software–4.0%
Citrix Systems, Inc.*	33,741	2,155,038
Fiserv, Inc.*	27,472	2,181,276
Oracle Corp.	49,926	2,154,307
VMware, Inc., Class A*	26,180	2,147,022
Total Software		8,637,643
Telecommunications–1.0%
Verizon Communications, Inc.	43,928	2,136,219
Total Common Stocks (Cost $210,239,153)		214,808,234

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)
March 31, 2015 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–0.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(a) (Cost $138,821)	138,821	$138,821
Total Investments–100.0% (Cost $210,377,974)		214,947,055
Liabilities in Excess of Other Assets–(0.0)%**		(15,589)
Net Assets–100.0%		$214,931,466

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	2.0%
Aerospace/Defense	1.0
Agriculture	2.0
Apparel	1.0
Auto Parts & Equipment	1.0
Beverages	3.0
Biotechnology	2.9
Chemicals	5.1
Commercial Services	2.0
Computers	5.8
Cosmetics/Personal Care	2.0
Distribution/Wholesale	1.0
Diversified Financial Services	4.9

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
SUMMARY OF SCHEDULE OF INVESTMENTS
	% of
	Net Assets
Electrical Components & Equipment	1.0
Electronics	3.0
Food	2.0
Healthcare - Products	4.0
Healthcare - Services	4.0
Household Products/Wares	1.0
Housewares	1.0
Insurance	5.0
Internet	2.0
Leisure Time	1.0
Lodging	2.1
Machinery - Diversified	3.0
Media	3.0
Miscellaneous Manufacturing	4.0
Office/Business Equipment	1.0
Oil & Gas	3.9
Oil & Gas Services	3.0
Packaging & Containers	2.0
Pharmaceuticals	5.1
Retail	6.0
Semiconductors	4.1
Software	4.0
Telecommunications	1.0
Money Market Fund	0.1
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0	)*
Net Assets	100.0%

*Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

March 31, 2015 (Unaudited)
Investments	Shares	Value
COMMON STOCKS-95.4%
Apparel–1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	8,594	$302,853

Biotechnology–3.9%
CSL Ltd. (Australia)(a)(b)	18,210	637,168

Chemicals–3.5%
Novozymes A/S (Denmark)(a)(b)	12,634	577,121

Commercial Services–6.5%
Experian PLC (Ireland)(a)	35,556	586,497
SGS SA (Switzerland)(a)	25,640	487,416
Total Commercial Services		1,073,913

Cosmetics/Personal Care–2.6%
Svenska Cellulosa AB SCA (Sweden)(a)	18,263	420,232

Diversified Financial Services–4.4%
Lazard Ltd., Class A (Bermuda)	13,651	717,906

Electronics–4.2%
Sensata Technologies Holding N.V. (Netherlands)*	11,989	688,768

Food–9.7%
Chr. Hansen Holding A/S (Denmark)(a)(b)	31,605	728,494
Nestle SA (Switzerland)(a)	7,960	598,756
Shoprite Holdings Ltd. (South Africa)(a)(b)	19,867	268,801
Total Food		1,596,051

Healthcare - Products–2.5%
Sysmex Corp. (Japan)(a)(b)	14,655	407,922

Household Products/Wares–3.9%
Reckitt Benckiser Group PLC (United Kingdom)(a)	37,879	648,110

Insurance–4.4%
ACE Ltd. (Switzerland)	6,545	729,702

Internet–5.9%
Tencent Holdings Ltd. (China)(a)	40,140	761,456
Yandex N.V., Class A (Netherlands)*	13,166	199,662
Total Internet		961,118

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Principal	Value
COMMON STOCKS (continued)

Machinery - Diversified–3.7%
FANUC Corp. (Japan)(a)	16,671	$609,492

Oil & Gas Services–2.5%
Core Laboratories N.V. (Netherlands)(b)	3,854	402,704

Pharmaceuticals–8.3%
Novo Nordisk A/S (Denmark)(a)	13,613	726,798
Perrigo Co. PLC (Ireland)	3,864	639,685
Total Pharmaceuticals		1,366,483

Retail–6.0%
Inditex SA (Spain)(a)	25,605	408,272
Swatch Group AG (The) (Switzerland)(a)(b)	12,852	270,342
Wal-Mart de Mexico SAB de CV (Mexico)(a)	12,299	306,368
Total Retail		984,982

Semiconductors–13.8%
ARM Holdings PLC (United Kingdom)(a)	12,004	591,797
ASML Holding N.V. (Netherlands)(c)	6,678	674,678
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	41,889	983,553
Total Semiconductors		2,250,028

Transportation–7.8%
Canadian National Railway Co. (Canada)	9,063	606,043
Canadian Pacific Railway Ltd. (Canada)	3,697	675,442
Total Transportation		1,281,485
		–
Total Common Stocks (Cost $13,188,066)		15,656,038

MONEY MARKET FUND–4.6%
Invesco Government & Agency Portfolio - Private Investment Class, 0.01%(d) (Cost $763,484)	763,484	763,484

REPURCHASE AGREEMENTS–7.3%(e)
Citibank NA, dated 03/31/15, due 04/01/15, 0.14%, total to be received $179,701, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 08/15/16-02/15/55, totaling $183,294)	$179,700	179,700

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.18%, total to be received $278,836, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 02/15/16-03/01/48, totaling $284,412)	$278,835	$278,835
HSBC Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.11%, total to be received $278,836, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.38%, 04/15/15-07/15/32, totaling $284,412)	278,835	278,835
Mizuho Securities USA, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $181,796, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.00%, 05/01/44-04/01/45, totaling $185,431)	181,795	181,795
Nomura Securities Intl., Inc., dated 03/31/15, due 04/01/15, 0.13%, total to be received $278,836, (collateralized by various U.S. Government Agency Obligations, 1.28%-7.50%, 08/18/15-03/20/65, totaling $284,412)	278,835	278,835
Total Repurchase Agreements (Cost $1,198,000)		1,198,000

Total Investments–107.3% (Cost $15,149,550)		17,617,522
Liabilities in Excess of Other Assets–(7.3)%		(1,193,644)
Net Assets–100.0%		$16,423,878

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,166,358; the aggregate market value of the collateral held by the fund is $1,198,000.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF Schedule of Investments (continued) March 31, 2015 (Unaudited)
SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	1.8%
Biotechnology	3.9
Chemicals	3.5
Commercial Services	6.5
Cosmetics/Personal Care	2.6
Diversified Financial Services	4.4
Electronics	4.2
Food	9.7
Healthcare - Products	2.5
Household Products/Wares	3.9
Insurance	4.4
Internet	5.9
Machinery - Diversified	3.7
Oil & Gas Services	2.5
Pharmaceuticals	8.3
Retail	6.0
Semiconductors	13.8
Transportation	7.8
Money Market Fund	4.6
Repurchase Agreements	7.3
Total Investments	107.3
Liabilities in Excess of Other Assets	(7.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments

March 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS-64.6%
Debt Fund–64.6%
iShares iBoxx $ High Yield Corporate Bond ETF	71,422	$6,471,547
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,433	4,555,970
iShares U.S. Preferred Stock ETF	119,990	4,812,799
PowerShares Preferred Portfolio	189,623	2,827,279
PowerShares Senior Loan Portfolio	121,297	2,922,045
SPDR Blackstone/GSO Senior Loan ETF	60,298	2,970,882
Vanguard Intermediate-Term Corporate Bond ETF	36,925	3,238,323
Vanguard Long-Term Corporate Bond ETF	28,924	2,721,604
Total Exchange Traded Funds (Cost $29,970,655)		30,520,449

COMMON STOCKS-21.0%
Agriculture–1.9%
Philip Morris International, Inc.	11,951	900,269

Commercial Services–2.3%
R.R. Donnelley & Sons Co.	57,032	1,094,444

Oil & Gas–1.7%
Ensco PLC, Class A (United Kingdom)	14,916	314,280
Noble Corp. PLC (United Kingdom)	34,503	492,703
Total Oil & Gas		806,983

Pharmaceuticals–2.4%
Pfizer, Inc.	33,188	1,154,611

Real Estate Investment Trust–6.1%
American Capital Agency Corp.	29,516	629,576
Annaly Capital Management, Inc.	72,246	751,359
Chimera Investment Corp.	77,031	241,877
Hatteras Financial Corp.	8,920	161,987
Invesco Mortgage Capital, Inc.	12,291	190,879
MFA Financial, Inc.	30,079	236,421
Starwood Property Trust, Inc.	15,698	381,461
Two Harbors Investment Corp.	26,716	283,724
Total Real Estate Investment Trust		2,877,284

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Shares/Contracts	Value
COMMON STOCKS (continued)

Retail–1.5%
Staples, Inc.	44,894	$731,099

Telecommunications–5.1%
AT&T, Inc.	35,166	1,148,170
Verizon Communications, Inc.	25,637	1,246,727
Total Telecommunications		2,394,897
Total Common Stocks (Cost $10,187,744)		9,959,587

MONEY MARKET FUND–13.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(a) (Cost $6,317,565)	6,317,565	6,317,565
PURCHASED CALL OPTIONS–0.2%
Chicago Board Options Exchange SPX Volatility Index Option expiring 04/15/15, Strike Price $21.00	500	18,750
Chicago Board Options Exchange SPX Volatility Index Option expiring 04/15/15, Strike Price $29.00	1,000	10,000
ProShares UltraShort 20+ Year Treasury Option expiring 04/17/15, Strike Price $43.00	1,000	63,500
Total Purchased Call Options (Cost $132,175)		92,250
PURCHASED PUT OPTIONS–0.8%
iShares 20+ Year Treasury Bond ETF Option expiring 04/17/15, Strike Price $122.00	1,000	6,500
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 04/17/15, Strike Price $89.00	850	21,250
iShares U.S. Preferred Stock ETF Option expiring 07/17/15, Strike Price $39.00	1,751	65,663
Noble Corp. PLC Option expiring 04/17/15, Strike Price $12.00 (United Kingdom)	360	4,680
Philip Morris International, Inc. Option expiring 06/19/15, Strike Price $75.00	124	26,412

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)
Investments	Contracts	Value
PURCHASED PUT OPTIONS (continued)
PowerShares DB U.S. Dollar Index Bullish Fund Option expiring 06/19/15, Strike Price $25.00	1,000	$15,500
PowerShares Senior Loan Portfolio Option expiring 04/17/15, Strike Price $23.00	1,500	11,250
SPDR S&P 500 ETF Trust Option expiring 04/17/15, Strike Price $201.00	500	50,000
SPDR S&P 500 ETF Trust Option expiring 04/17/15, Strike Price $205.00	1,000	198,500
Total Purchased Put Options (Cost $555,374)		399,755
Total Purchased Options - 1.0%
(Cost $687,549)		492,005
Total Investments–99.9% (Cost $47,163,513)		47,289,606
Other Assets in Excess of Liabilities–0.1%		63,840
Net Assets–100.0%		$47,353,446

ETF - Exchange Traded Fund

PLC - Public Limited Company

(a)	Rate shown reflects the 7-day yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

March 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	1.9%
Commercial Services	2.3
Debt Fund	64.6
Oil & Gas	1.7
Pharmaceuticals	2.4
Purchased Call Options	0.2
Purchased Put Options	0.8
Real Estate Investment Trust	6.1
Retail	1.5
Telecommunications	5.1
Money Market Fund	13.3
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

Notes to the Schedules of Investments (Unaudited)

March 31, 2015

The Consolidated Schedules of Investments of the ETF's listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consoldiation.

Funds	Wholly Owned Subsidiary
AdvisorShares Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
AdvisorShares Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

The Funds utilize various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ assets carried at fair value:

	Accuvest Global Long Short ETF	Athena High Dividend ETF	EquityPro ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF
Assets
Level 1
Exchange Traded Funds	$13,048,911	$-	$24,894,679	$-	$-	$-
Common Stocks	-	13,726,337	-	-	-	4,889,919
Money Market Funds	105,602	57,363	1,984,713	8,553,565	8,511,495	723,121
Level 2
Asset Backed Securities	-	-	-	-	-	1,200,814
Municipal Bonds	-	-	-	-	-	300,000
Repurchase Agreements for Securities Loaned	-	3,282,987	1,688,438	-	-	445,194
U.S. Government Agency Securities	-	-	-	-	-	834,089
Swaps Contracts†	85,479	-	-	-	-	-
Liabilities
Level 1
Futures Contracts†	-	-	-	(391,713)	(283,434)	-
Level 2
Swaps Contracts†	(81,871)	-	-	-	-	-
Total	$13,158,121	$17,066,687	$28,567,830	$8,161,852	$8,228,061	$8,393,137

	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF*	Newfleet Multi- Sector Income ETF
Assets
Level 1
Exchange Traded Funds	$-	$27,315,572	$-	$15,703,796	$9,511,759	$-
Common Stocks	30,055,444	-	17,085,741	-	-	-
Money Market Funds	451,745	300,098	350,475	648,437	2,594,581	1,738,498
Closed-End Fund	-	-	-	-	639,438	-
Level 2
Corporate Bonds	-	-	-	-	-	38,538,140
Foreign Bonds	-	-	-	-	-	11,734,993
U.S. Treasury Note	-	-	-	-	-	4,016,248
U.S. Government Agency Securities	-	-	-	-	-	1,670,319
Asset Backed Securities	-	-	-	-	-	54,034,958
Mortgage Backed Securities	-	-	-	-	-	59,115,115
Common Stocks	476	-	-	-	-	-
Term Loans	-	-	-	-	-	26,050,961
Repurchase Agreements for Securities Loaned	519,167	623,412	4,253,320	5,116,893	1,673,056	1,815,574
Total	$31,026,832	$28,239,082	$21,689,536	$21,469,126	$14,418,834	$198,714,806

	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF
Assets
Level 1
Exchange Traded Funds	$-	$-	$1,502,431	$6,460,063	$29,811,000	$-
Exchange Traded Note	-	-	-	6,163	-	-
Common Stocks	-	3,759,045	2,431,186	-	-	-
Money Market Funds	9,617,413	5,646,515	558,282	589,344	15,359,367	2,920,570
Level 2
Corporate Bonds	3,708,690	280,582,537	-	-	-	14,090,430
Foreign Bonds	-	49,532,269	-	-	-	3,395,243
U.S. Treasury Note	-	-	-	-	-	1,861,017
U.S. Treasury Bill	-	-	-	-	-	99,961
Asset Backed Securities	-	-	-	-	-	4,762,946
Mortgage Backed Securities	-	-	-	-	-	6,870,936
Municipal Bond	-	-	-	-	-	580,000
Term Loans	22,974,833	80,657,902	-	-	-	-
Repurchase Agreements for Securities Loaned	-	90,127,384	95,164	-	-	274,422
Liabilities
Level 1
Exchange Traded Funds	-	-	-	(468,756)	-	-
Common Stocks	-	-	-	-	(124,074,128)	-
Futures†	-	-	-	-	-	(10,916)
Level 2
Swaps Contracts†	(7,072)	-	-	-	-	-
Total	$36,293,864	$510,305,652	$4,587,063	$6,586,814	$(78,903,761)	$34,844,609

	STAR Global Buy- Write ETF	Sunrise Global Multi-Strategy ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Assets
Level 1
Exchange Traded Funds	$23,340,385	$1,420,696	$-	$-	$30,520,449
Common Stocks	405,006	-	214,808,234	15,656,038	9,959,587
Money Market Funds	1,187,995	98,760	138,821	763,484	6,317,565
Purchased Options	-	-	-	-	492,005
Futures Contracts†	-	4,301	-	-	-
Level 2
U.S. Treasury Note	1,036,953	-	-	-	-
Repurchase Agreements for Securities Loaned	-	-	-	1,198,000	-
Liabilities
Level 1
Written Options	(17,738)	-	-	-	-
Futures Contracts†	-	(3,176)	-	-	-
Total	$25,952,601	$1,520,581	$214,947,055	$17,617,522	$47,289,606

† Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

* Formerly known as, Cambria Global Tactical ETF.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended March 31, 2015.

The Funds did not hold any level 3 securities as of March 31, 2015.

At March 31, 2015, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

					Other
					Derivatives†
		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)	Appreciation (Depreciation)
Accuvest Global Long Short ETF	$12,755,720	$480,850	$(82,057)	$398,793	$3,608
Athena High Dividend ETF	18,166,697	257,235	(1,357,245)	(1,100,010)	-
EquityPro ETF	29,094,106	14,645	(540,921)	(526,276)	-
Gartman Gold/Euro ETF	8,553,565	-	-	-	(391,713)
Gartman Gold/Yen ETF	8,511,495	-	-	-	(283,434)
Global Echo ETF	7,849,953	659,335	(116,151)	543,184	-
Madrona Domestic ETF	27,048,315	4,829,452	(850,935)	3,978,517	-
Madrona Global Bond ETF	27,755,120	846,037	(362,075)	483,962	-
Madrona International ETF	21,745,704	1,364,896	(1,421,064)	(56,168)	-
Meidell Tactical Advantage ETF	21,031,121	472,516	(34,511)	438,005	-
Morgan Creek Global Tactical ETF*	13,958,491	830,128	(369,785)	460,343	-
Newfleet Multi-Sector Income ETF	199,570,427	1,289,442	(2,145,063)	(855,621)	-
Pacific Asset Enhanced Floating Rate ETF	36,329,775	52,597	(81,436)	(28,839)	(7,072)
Peritus High Yield ETF	546,290,527	2,296,973	(38,281,848)	(35,984,875)	-
Pring Turner Business Cycle ETF	4,459,526	273,454	(145,917)	127,537	-
QAM Equity Hedge ETF	6,338,994	336,427	(88,607)	247,820	-
Ranger Equity Bear ETF	(81,766,439)	5,981,261	(3,118,583)	2,862,678	-
Sage Core Reserves ETF	34,942,843	34,330	(121,648)	(87,318)	(10,916)
STAR Global Buy-Write ETF	24,252,475	1,888,826	(188,700)	1,700,126	-
Sunrise Global Multi-Strategy ETF	1,450,132	69,740	(416)	69,324	1,125
TrimTabs Float Shrink ETF	210,377,974	7,204,307	(2,635,226)	4,569,081	-
WCM/BNY Mellon Focused Growth ADR ETF	15,149,550	2,954,582	(486,610)	2,467,972	-
YieldPro ETF	47,163,513	1,376,222	(1,250,129)	126,093	-

† Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

* Formerly known as, Cambria Global Tactical ETF.

Affiliated holdings are funds which are managed by AdvisorShares Trust or an affiliate of AdvisorShares Trust. Transactions with affiliated companies during the period ended March 31, 2015 are as follows:

Affiliated Fund Name	Value at 06/30/2014	Purchases/ Additions	Sales/ Reductions	Value at 03/31/2015	Dividend Income	Realized Gain (Loss)
Global Echo ETF
Ranger Equity Bear ETF	$11,780	$15,185	$(27,515)	$-	$-	$(461)
Sage Core Reserves ETF	1,098,409	49,940	(1,147,794)	-	-	(2,261)
Madrona Global Bond ETF
Peritus High Yield ETF	3,112,080	405,318	(3,191,587)	-	57,711	(163,677)
Meidell Tactical Advantage ETF
Sage Core Reserves ETF	-	740,093	(739,157)	-	93	(936)
Pring Turner Business Cycle ETF
Peritus High Yield ETF	234,467	32,691	(222,722)	-	7,858	(36,870)
QAM Equity Hedge ETF
Sage Core Reserves ETF	419,202	69,615	(139,283)	347,795	1,366	(333)
Ranger Equity Bear ETF
Sage Core Reserves ETF	29,943,000	-	-	29,811,000	102,765	-
STAR Global Buy-Write ETF
Sage Core Reserves ETF	262,001	12,424	(24,889)	248,425	867	(111)
YieldPro ETF
Peritus High Yield ETF	10,049,182	-	(9,444,655)	-	174,117	(490,110)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	05/05/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	05/05/15

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	05/05/15

* Print the name and title of each signing officer under his or her signature.